                                                                                                      File No. 333-113338

As filed on April 12, 2004

                                                U.S. SECURITIES AND EXCHANGE COMMISSION

                                                         Washington, DC 20549

                                                               FORM N-14
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                     Pre-Effective Amendment No. X
                                                   Post-Effective Amendment No. |_|
                                                   (Check appropriate box or boxes)

                                                        American Skandia Trust
                                          (Exact Name of Registrant as Specified in Charter)

                                                            (203) 926-1888
                                                   (Area Code and Telephone Number)

                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Address of Principal Executive Offices:
                                                (Number, Street, City, State, Zip Code)

                                                       Edward P. Macdonald, Esq.
                                              Assistant Secretary, American Skandia Trust
                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Name and Address of Agent for Service:
                                             (Number and Street) (City) (State) (Zip Code)

                                                              Copies to:

                                                          Chris Palmer, Esq.
                                                            Shea & Gardner
                                                     1800 Massachusetts Avenue, NW
                                                        Washington, D.C. 20036

                                       Approximate Date of Proposed Public Offering: As soon as
                                    practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON APRIL 5, 2004, PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS
AMENDED.

Title of the securities being registered:  Shares of beneficial interest of the AST PIMCO Total Return Bond Portfolio of American
Skandia Trust.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                                                                                                 American Skandia Life
                                                                                                                 Assurance Corporation
                                                                                                                   One Corporate Drive
                                                                                                                          P.O. Box 883
                                                                                                                Shelton, CT 06484-0883
                                                                                                              Telephone (203) 926-1888
                                                                                                                    Fax (203) 929-8071

April 6, 2004

Dear Valued Customer,

As an American Skandia Life Assurance  Corporation  ("ASLAC")  contract owner or policy holder who beneficially  owns shares of the AST
DeAM Bond Portfolio ("DeAM  Portfolio") of American Skandia Trust (the "Trust"),  you are cordially invited to a special meeting of the shareholders of the DeAM Portfolio to be held at the offices of ASLAC,  One Corporate  Drive,  Shelton,  CT, on April 27, 2004 at 10:00
a.m.

The special  meeting is very important to the future of the DeAM Portfolio.  At the special  meeting,  shareholders  are being asked to approve or disapprove, as more fully described in the attached  Prospectus/Proxy  Statement, a Plan of Reorganization that would result in shares of the DeAM Portfolio  that you  beneficially  own being  exchanged for those of the AST PIMCO Total Return Bond Portfolio of the Trust ("PIMCO  Portfolio" and, together with DeAM Portfolio,  the  "Portfolios").  The Trustees of the Trust unanimously  recommend that you consider and approve this proposal.  If the  shareholders of the DeAM Portfolio  approve the proposal,  you will  beneficially own shares of the PIMCO Portfolio  equal in value to your  investment in the DeAM Portfolio.  You will no longer own shares of the DeAM
Portfolio, and the DeAM Portfolio will no longer exist.

You will not have a taxable gain or loss on the exchange of your shares in the proposed transaction.

American Skandia Investment Services,  Incorporated and Prudential Investments LLC, the Portfolios'  investment managers,  believe that combining the assets of the Portfolios is appropriate  and that the single,  larger fund that would result from the  transaction may be able to benefit from reduced  trading  costs and  increased  operational  efficiencies,  leading to reductions in the expenses that are borne by shareholders for the operation of the DeAM Portfolio.

Your  vote is  important  no  matter  how  large or small  your  holdings  are.  We urge  you to read the  Prospectus/Proxy  Statement thoroughly and to indicate your voting  instructions  on the enclosed  Proxy Card(s),  date and sign it, and return it promptly in the envelope  provided  to be received by  American  Skandia on or before the close of  business  on April 26,  2004.  The shares that you beneficially  own will be voted in accordance  with  instructions  received by that date.  All shares of the DeAM  Portfolio for which instructions  are not  received  will be voted in the same  proportion  as the votes  cast by  contract  owners  on the  proxy  issues presented.

Any  questions  or  concerns  you may  have  regarding  the  special  meeting  or the  proxy  should  be  directed  to your  financial representative.

Sincerely,

David R. Odenath, Jr.
President and Chief Executive Officer
American Skandia Life Assurance Corporation

                                                   SPECIAL MEETING OF SHAREHOLDERS
                                                    OF THE AST DeAM BOND PORTFOLIO
                                                                  OF
                                                        AMERICAN SKANDIA TRUST

                                                              To be held
                                                            April 27, 2004

To the Shareholders of the AST DeAM Bond Portfolio of American Skandia Trust:

         Notice is hereby given that a Special Meeting of Shareholders  of the AST DeAM Bond Portfolio  ("DeAM  Portfolio") of American
Skandia Trust (the "Trust"),  will be held at One Corporate Drive,  Shelton,  Connecticut 06484 on April 27, 2004 at 10:00 a.m. Eastern
Time, or at such adjourned time as may be necessary to vote (the "Meeting"), for the following purposes:

         I.       To approve a Plan of  Reorganization of the Trust on behalf of the DeAM Portfolio and the AST PIMCO Total Return Bond
Portfolio of the Trust ("PIMCO  Portfolio"),  that provides for the acquisition of substantially all of the assets of DeAM Portfolio in exchange  for shares of the PIMCO  Portfolio,  the  distribution  of such shares to the  shareholders  of the DeAM  Portfolio,  and the complete liquidation and dissolution of the DeAM Portfolio.

         II.      To transact such other business as may properly come before the Meeting or any adjournment thereof.

         A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         The matters referred to above are discussed in detail in the  Prospectus/Proxy  Statement  attached to this Notice.  The Board of Trustees  has fixed the close of business on March 2, 2004 as the record date for  determining  shareholders  entitled to notice of, and to vote at, the  Meeting,  and only  holders of record of shares at the close of business  on that date are  entitled to notice of, and to vote at, the Meeting.  Each share of the DeAM Portfolio is entitled to one vote on each proposal.

         You are  cordially  invited to attend the Meeting.  If you do not expect to attend,  you are  requested to complete,  date and sign the  enclosed  form of proxy and return it  promptly  in the  envelope  provided  for that  purpose.  Alternatively,  you may vote electronically  as  described  in the  Prospectus/Proxy  Statement.  The  enclosed  proxy is being  solicited on behalf of the Board of
Trustees.

YOUR  VOTE IS  IMPORTANT.  IN  ORDER TO AVOID  THE  UNNECESSARY  EXPENSE  OF  FURTHER  SOLICITATION,  WE URGE  YOU TO  INDICATE  VOTING
INSTRUCTIONS ON THE ENCLOSED  PROXY,  DATE AND SIGN IT, AND RETURN IT PROMPTLY IN THE ENVELOPE  PROVIDED,  NO MATTER HOW LARGE OR SMALL
YOUR HOLDINGS MAY BE. YOU MAY REVOKE IT AT ANY TIME PRIOR TO ITS USE. BY APPEARING AT A MEETING,  AND  REQUESTING  REVOCATION  PRIOR TO
THE VOTING, YOU MAY REVOKE THE PROXY AND YOU CAN THEN VOTE IN PERSON.

By order of the Board of Trustees

Edward P. Macdonald
Assistant Secretary
American Skandia Trust

April 6, 2004

                                                      prospectus/proxy statement
                                                           TABLE OF CONTENTS

                                                                                                               Page
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         Exhibit B - Prospectus for the AST DeAM Bond Portfolio and the AST PIMCO
                  Total Return Bond Portfolio dated May 1, 2003.........................................(enclosed)
         Exhibit C - AST Annual Report to Shareholders for fiscal year ended
                  December 31, 2002.....................................................................(enclosed)

                                                        AMERICAN SKANDIA TRUST
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                          Dated April 6, 2004

                                                   Acquisition of the Assets of the

                                                        AST DeAM Bond Portfolio

                              By and in exchange for shares of the AST PIMCO Total Return Bond Portfolio

         This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting") of shareholders of the AST
DeAM Bond  Portfolio  (the "DeAM  Portfolio"),  a series of American  Skandia  Trust (the  "Trust"),  called by the Trust to approve or disapprove a Plan of  Reorganization  (the "Plan").  If  shareholders  of the DeAM Portfolio vote to approve the Plan, you will receive shares of the AST PIMCO Total Return Bond Portfolio (the "PIMCO Portfolio" and,  together with the DeAM Portfolio,  each, a "Portfolio"
and  collectively,  the  "Portfolios"),  a series of the Trust,  equal in value to your investment in shares of the DeAM Portfolio,  as provided in the Plan and described at greater length below.  The DeAM Portfolio will then be liquidated and dissolved.

         The Meeting will be held at One Corporate  Drive,  Shelton,  Connecticut  06484 on April 27, 2004 at 10:00 a.m.  Eastern Time.
The Board of Trustees of the Trust is soliciting these proxies on behalf of the DeAM Portfolio.  This  Prospectus/Proxy  Statement will first be sent to shareholders on or about April 9, 2004.

         The Trust serves primarily as an underlying  mutual fund for variable annuity  contracts and variable life insurance  policies
("variable insurance products") issued by life insurance companies  ("Participating  Insurance Companies"),  including American Skandia
Life Assurance  Corporation  ("ASLAC"),  an affiliate of American  Skandia  Investment  Services,  Inc.  ("ASISI").  ASLAC holds assets invested  in these  contracts  and  policies  in various  variable  accounts,  each of which is  divided  into  sub-accounts  investing exclusively  in a mutual fund or in a portfolio  of a mutual fund.  Therefore,  variable  annuity  contract  owners and  variable  life insurance  policy  holders  ("Contractowners")  who have  allocated  their account  values to applicable  sub-accounts  of the American
Skandia Life  Assurance  Corporation  Variable  Account B are  indirectly  invested in the DeAM  Portfolio  through their  contracts or policies and should consider themselves  shareholders of the DeAM Portfolio for purposes of this Prospectus/Proxy  Statement.  ASLAC is required to offer  Contractowners  the  opportunity  to instruct  it, as owner of record of shares  held in the DeAM  Portfolio  by its separate accounts, as to how it should vote on the Plan at the Meeting and at any adjournments thereof.

         The  investment  objectives of the  Portfolios are  comparable.  The  investment  objective of the DeAM Portfolio is to seek a high level of income,  consistent  with the  preservation  of capital.  The investment  objective of the PIMCO  Portfolio is to seek to maximize total return, consistent with preservation of capital and prudent investment management.

         This  Prospectus/Proxy  Statement gives the information about the proposed  reorganization and issuance of shares of the PIMCO
Portfolio that you should know before  investing.  You should retain it for future  reference.  Additional  information about the PIMCO
Portfolio and the proposed  reorganization  has been filed with the Securities and Exchange  Commission ("SEC") and can be found in the following documents:

|_|      The Prospectus for the Portfolios  dated May 1, 2003 is  incorporated  herein by reference and is included with and considered a part of this Prospectus/Proxy Statement.

|_|      The Trust's  Annual Report to  Shareholders  for the fiscal year ended on December 31, 2003 is included with and  considered a part of this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other  documents  related to the Trust without charge by calling 1-800-752-6342 or by writing to the Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed by, any bank,  and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Portfolios (attached as Exhibit B).

The Proposal

         You are being  asked to  consider  and  approve a Plan of  Reorganization  that will  have the  effect of  combining  the DeAM
Portfolio and the PIMCO  Portfolio  into a single mutual fund. If  shareholders  of the DeAM  Portfolio  vote to approve the Plan,  the assets of the DeAM  Portfolio  will be  transferred  to the PIMCO  Portfolio  in exchange for a then equal value of shares of the PIMCO
Portfolio.  Shareholders  of the DeAM  Portfolio  will have their shares  exchanged  for shares of the PIMCO  Portfolio of equal dollar value based upon the value of the shares at the time the DeAM  Portfolio's  assets are  transferred to the PIMCO  Portfolio.  After the transfer of assets and exchange of shares have been  completed,  the DeAM  Portfolio  will be liquidated  and  dissolved.  The proposed reorganization  is referred to in this  Prospectus/Proxy  Statement  as the  "Transaction."  As a result of the  Transaction,  you will cease to be a shareholder of the DeAM Portfolio and will become a shareholder of the PIMCO Portfolio.

         For the reasons set forth in the  "Reasons for the  Transaction"  section,  the Board of Trustees of the Trust has  determined that the  Transaction  is in the best  interests  of the  shareholders  of the DeAM  Portfolio  and the PIMCO  Portfolio,  and has also concluded that no dilution in value would result to the shareholders of either Portfolio as a result of the Transaction.

The Board of Trustees of the Trust,  on behalf of the DeAM  Portfolio and the PIMCO  Portfolio,  has approved the Plan and  unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the DeAM  Portfolio  at the close of  business  on March 2, 2004 (the  "Record  Date") will be entitled to instruct  ASLAC how to vote at the Meeting,  and will be entitled to give voting  instructions  equivalent  to one vote for each full share and a fractional  vote for each fractional  share that they hold of the DeAM Portfolio.  To approve the Transaction for the  reorganization  of the DeAM Portfolio,  the affirmative vote of the holders of a majority of the total number of shares of capital stock of the DeAM Portfolio outstanding and entitled to vote thereon must be voted in favor of the Plan.

         Please  provide  voting  instructions  as soon as you  receive  this  Prospectus/Proxy  Statement.  You may place your  voting instructions  to ASLAC by completing  and signing the enclosed  ballot (the "proxy  card") or by phone.  If you vote by either of these methods, your votes will be officially cast at the Meeting by ASLAC acting through the persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time  until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The Investment Objective and Strategies of the Portfolios

         This section  describes the investment  policies of the DeAM  Portfolio and the PIMCO  Portfolio and the  differences  between them. For a complete  description of the investment  policies and risks of the PIMCO Portfolio,  you should read the Prospectus for the
Portfolios that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives of the  Portfolios are  comparable.  The  investment  objective of the DeAM Portfolio is to seek a high level of income,  consistent  with the  preservation  of capital.  The investment  objective of the PIMCO  Portfolio is to seek to maximize total return,  consistent with preservation of capital and prudent investment  management.  The investment  objectives for the
Portfolios are non-fundamental policies and can be changed without shareholder approval.

         The DeAM  Portfolio  and the PIMCO  Portfolio  invest  primarily  in fixed  income  securities.  Each  Portfolio  pursues  its investment objective through various investment strategies that are employed by the Portfolio's sub-advisor ( "Sub-advisor").

         The DeAM Portfolio will have a  non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of
its  assets  in  fixed  income  securities.   The  DeAM  Portfolio  pursues  its  investment   objective  by  investing   primarily  in
intermediate-term,  U.S. Treasury and  higher-quality  corporate,  mortgage-backed  and asset-backed,  taxable municipal and tax-exempt municipal bonds.  The DeAM Portfolio  invests  primarily in investment grade fixed income  securities rated within the top three rating categories of a nationally  recognized rating organization.  For the purpose of its investment  policies,  the Sub-advisor for the DeAM
Portfolio  considers fixed income  investments to include bonds,  notes  (including  structured  notes),  mortgage-related  securities, asset-backed  securities,  convertible  securities,  Eurodollar  and Yankee  dollar  instruments,  preferred  stocks  and money  market instruments.  Fixed income  securities may be issued by U.S. and foreign  corporations  or entities;  U.S. and foreign banks;  the U.S.
government,  its agencies,  authorities,  instrumentalities or sponsored enterprises;  state and municipal  governments;  supranational organizations;  and foreign governments and their subdivisions.  These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

         The Sub-advisor  for the DeAM Portfolio  generally  takes a "bottom up" approach to building the DeAM  Portfolio's  investment portfolio.  That is, in selecting  investments,  the  Sub-advisor  identifies  securities and sectors which it believes are undervalued relative to the market  rather than  relying on interest  rate  forecasts.  The  Sub-advisor  uses the  following  process in selecting investments:  (i)  assigns a relative  value,  based on credit  worthiness,  cash flow and price,  to each bond;  (ii)  determines  the intrinsic  value of each issue by  examining  credit,  structure,  option  value and  liquidity  risks;  (iii) uses credit  analysis to determine the issuer's  ability to fulfill its contracts;  and (iv)  subordinates  sector  weightings to individual  bonds that may add above-market value.

         Although the Sub-advisor for the DeAM Portfolio intends to maintain a dollar weighted  effective  average  portfolio  maturity of five to ten years,  there are no maturity  restrictions on the overall  portfolio or on individual  securities.  The dollar weighted average portfolio  maturity may be shorter than the stated maturity due to several factors,  including,  but not limited to, prepayment patterns, call dates and put features.

         The PIMCO  Portfolio  will  invest,  under  normal  circumstances,  at least 80% of the  value of its  assets in fixed  income securities,  including: (i) securities issued or guaranteed by the U.S. government,  its agencies or government-sponsored  enterprises;
(ii) corporate debt securities of U.S. and non-U.S.  issuers,  including  convertible  securities and corporate commercial paper; (iii)
mortgage and other asset-backed  securities;  (iv) inflation-indexed bonds issued by both governments and corporations;  (v) structured notes, including hybrid or "indexed" securities,  event-linked bonds and loan participations;  (vi) delayed funding loans and revolving credit securities;  (vii) bank certificates of deposit, fixed time deposits and bankers' acceptances;  (viii) repurchase agreements and reverse repurchase  agreements;  (ix) debt securities issued by state or local governments and their agencies and  government-sponsored enterprises;  (x) obligations of foreign governments or their subdivisions,  agencies and  government-sponsored  enterprises;  and (xi)
obligations of international agencies or supranational entities.

         The PIMCO Portfolio  holdings will be focused in the areas of the bond market that the  Sub-advisor  believes to be relatively undervalued.  In  selecting  fixed  income  securities,  the  Sub-advisor  generally  follows a "top down"  approach by using  economic forecasting,  interest  rate  anticipation,  credit and call risk  analysis,  foreign  currency  exchange rate  forecasting,  and other securities selection  techniques.  The proportion of the PIMCO Portfolio's assets committed to investment in securities with particular characteristics  (such as  maturity,  type and coupon  rate) will vary based on the  Sub-advisor's  outlook  for the U.S.  and  foreign economies, the financial markets, and other factors.

         The  management  of duration is one of the  fundamental  tools used by the  Sub-advisor.  The PIMCO  Portfolio  will invest in fixed-income  securities of varying  maturities.  The average  portfolio  duration of the PIMCO Portfolio  generally will vary within a three- to six-year time frame based on the  Sub-advisor's  forecast for interest  rates.  The PIMCO  Portfolio  can and routinely  does invest in certain complex fixed income securities  (including  mortgage-backed  and asset-backed  securities) and engage in a number of investment  practices  (including  futures,  swaps and dollar  rolls)  that many other fixed  income  funds do not  utilize.  The PIMCO
Portfolio may invest up to 10% of its assets in fixed income  securities  that are rated below  investment  grade ("junk bonds") or, if unrated, determined by the Sub-advisor to be of comparable quality.

         Thus,  each  Portfolio  pursues its  objective in a different  manner.  The DeAM  Portfolio  generally  follows as "bottom up"
approach,  while the PIMCO Portfolio  generally follows a "top down" approach to security  selection.  In addition,  the DeAM Portfolio will generally have a longer average maturity as compared to the PIMCO Portfolio.

Other Non-Fundamental Investment Policies of the Portfolios

         As noted above, each Portfolio  invests  primarily in fixed income  securities.  Under certain  circumstances,  each Portfolio may invest a portion of its assets in other types of  investments  or employ  alternative  investment  strategies.  As  described  more fully below,  each Portfolio may have limitations on the extent to which it may pursue these types of investments,  however,  the PIMCO
Portfolio has greater  flexibility  with respect to investing its assets in  investments  other than fixed income  securities,  such as derivative investments, which are described below.

         In addition to the  investments  described  above,  the DeAM  Portfolio may invest up to 15% of its total assets in investment grade fixed income  securities  rated within the fourth  highest  rating  category and may invest up to 25% of its total assets in U.S.
dollar-denominated  securities of foreign  issuers and  governments.  The DeAM Portfolio may hold up to 20% of its total assets in cash or money market  instruments in order to maintain  liquidity,  or in the event the Sub-advisor  determines that securities  meeting the
DeAM Portfolio 's investment objective are not otherwise readily available for purchase.

         The PIMCO Portfolio may invest up to 20% of its assets in securities  denominated in foreign  currencies and may invest beyond this  limit in U.S.  dollar-denominated  securities  of  foreign  issuers.  The PIMCO  Portfolio  may invest up to 10% of its assets in securities of issuers based in developing  countries (as determined by the  Sub-advisor).  The PIMCO Portfolio may buy and sell foreign currency futures  contracts and options on foreign  currencies and foreign currency futures  contracts,  and enter into forward foreign currency  exchange  contracts  for the purpose of hedging  currency  exchange  risks arising from the PIMCO  Portfolio's  investment or anticipated investment in securities denominated in foreign currencies.

         In  addition,  the PIMCO  Portfolio  may  purchase  and write call and put options on  securities,  securities  indices and on foreign  currencies.  The PIMCO  Portfolio may invest in interest  rate futures  contracts,  stock index futures  contracts and foreign currency  futures  contracts and options thereon that are traded on U.S. or foreign  exchanges or boards of trade.  The PIMCO Portfolio may also enter into interest rate,  index,  credit and currency  exchange rate swap agreements for the purposes of attempting to obtain a desired return at a lower cost than if the PIMCO  Portfolio had invested  directly in an instrument  that yielded the desired return.
The PIMCO Portfolio may use these techniques to hedge against changes in interest rates,  currency  exchange rates or securities prices or as part of its overall investment strategy.

         Although the Portfolios do not expect to do so ordinarily,  during  periods of adverse market  conditions,  each Portfolio may invest all or substantially  all of its assets  temporarily in a defensive  manner.  When investing in this manner,  the Portfolios may invest in high-grade,  short-term,  fixed-income  securities (which may include U.S. Government securities) or hold its assets in cash.
While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental Investment Restrictions of the Portfolios

         As noted  above,  a  Portfolio  may not  change a  fundamental  investment  restriction  without  the  prior  approval  of its shareholders.  Each  Portfolio has adopted  similar  fundamental  investment  restrictions,  which limit a Portfolio's  ability to: (i)
issue senior securities;  (ii) borrow money (except for non-leveraging,  temporary or emergency purposes); (iii) underwrite securities;
(iv) purchase or sell real estate;  (v) purchase or sell physical  commodities;  (vi) make loans (except for certain securities lending transactions);  and (vii)  concentrate its investments by investing more than 25% of the value of the Portfolio's  assets in securities of issuers having their principal business activities in the same industry.

         The Portfolios  have adopted  fundamental  investment  restrictions  to diversify  their  investments  in accordance  with the requirements  for a  "diversified  fund"  under  the  Investment  Company  Act.  Accordingly,  each  Portfolio  is  considered  to be a
"diversified  fund" under the  Investment  Company Act, as well as the Internal  Revenue Code of 1986,  as amended (the  "Code").  This means that, with respect to 75% of the value of a Portfolio's total assets,  the Portfolio invests in cash, cash items,  obligations of the U.S.  Government,  its agencies or  instrumentalities,  securities of other investment companies and "other securities." The "other securities"  are subject to the  requirement  that not more than 5% of total assets of the Portfolio will be invested in the securities of a single  issuer  and that the  Portfolio  will not hold  more  than  10% of any  single  issuer's  outstanding  voting  securities.
Accordingly,  a Portfolio may not purchase the securities of any issuer if, as a result,  the Portfolio  would fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Portfolios

         Like all  investments,  an investment in the Portfolios  involves risk.  There is no assurance that any of the Portfolios will meet its  investment  objective.  Generally,  over the long term,  the return  obtained by mutual  funds  investing  primarily in fixed income  securities,  such as the Portfolios,  are not expected to be as great as that obtained by mutual funds that invest primarily in equity  securities.  At the same time,  the risk and price  fluctuation  of a fixed  income fund is expected to be less than that of an equity fund,  so that a fixed income fund is generally  considered  to be a more  conservative  investment.  Nevertheless,  declines in fixed income funds,  such as the  Portfolios,  may be  substantial.  In addition,  there are certain risks that are associated with the particular investment strategies employed by each Portfolio.

         The DeAM  Portfolio  is  subject to the  general  risks and  considerations  associated  with  investing  in such  securities, including market fluctuation,  interest rate risk, credit risk and maturity risk.  Deteriorating market conditions may cause an overall weakness in the market that reduces the absolute  level of  securities  prices in that market.  The value of an  investment in the DeAM
Portfolio  will change as market  interest  rates  fluctuate.  When interest  rates rise,  the prices of debt  securities are likely to decline,  and when interest rates fall, the prices of debt securities tend to rise. The longer the maturity of a security,  the greater the effect a change in interest rates is likely to have on its price.  The DeAM Portfolio is also subject to credit risk,  which is the possibility  that an issuer of a security will default or become unable to meet its  obligation.  Generally,  the lower the rating of a security, the higher its degree of credit risk.

         Like other fixed income funds,  the PIMCO  Portfolio is subject to market risk.  Bond values may fluctuate based on changes in interest rates, market conditions,  investor confidence and announcements of economic,  political or financial information.  Generally, the value of fixed income  securities  will change  inversely with changes in market  interest  rates.  As interest rates rise,  market value tends to decrease.  This risk will be greater for long-term securities than for short-term  securities.  Certain  mortgage-backed and  asset-backed  securities  and  derivative  instruments in which the PIMCO  Portfolio may invest may be  particularly  sensitive to changes in interest rates.  The PIMCO Portfolio is also subject to credit risk,  which is the possibility  that an issuer of a security
(or a counterparty to a derivative contract) will default or become unable to meet its obligation.

         The  average  duration  or  maturity  of the DeAM  Portfolio  generally  will be  longer  than  that of the  PIMCO  Portfolio.
Investment  companies that invest primarily in fixed income  securities  having longer average  maturities or durations can be expected to be subject to a greater level of risk than  shorter-term  funds.  Because the  Portfolios  invest  primarily in  high-quality  fixed income  securities,  the level of risk to which the DeAM Portfolio and the PIMCO  Portfolio are subject can be expected to be less than most equity funds.  Nonetheless,  the fixed income securities held by these Portfolios can decline in value because of changes in their quality,  changes in market interest rates, or for other reasons.  While the complex fixed income investment  practices employed by the
PIMCO  Portfolio  are  designed to increase  return or hedge its  investments,  these types of  investment  practices  may increase the investment risk to which the PIMCO Portfolio is subject.

         For more information about the risks associated with the Portfolios'  investment strategies,  see the Portfolios'  Prospectus, and for a more detailed discussion of the Portfolios'  investments,  see the Portfolios' Statement of Additional  Information,  both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Portfolio is treated as a separate  entity for federal  income tax purposes.  Each Portfolio has qualified and elected or intends to  qualify  and elect to be treated as a  "regulated  investment  company"  under  Subchapter  M of the Code,  and  intends to continue to so qualify in the future.  As a regulated  investment  company,  a Portfolio must, among other things,  (a) derive at least
90% of its gross  income from  dividends,  interest,  payments  with respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock,  securities  or foreign  currency  and other  income  (including  but not limited to gains from  options, futures,  and forward contracts) derived with respect to its business of investing in such stock,  securities or foreign currency;  and
(b) diversify its holdings so that,  at the end of each quarter of its taxable year,  (i) at least 50% of the value of the  Portfolio's total assets is represented by cash, cash items, U.S. Government  securities,  securities of other regulated investment companies,  and other securities  limited,  in respect of any one issuer, to an amount not greater than 5% of the Portfolio's total assets,  and 10% of the  outstanding  voting  securities  of such  issuer,  and (ii) not more than 25% of the value of its total  assets is invested in the securities of any one issuer (other than U.S.  Government  securities or securities  of other  regulated  investment  companies).  As a regulated  investment  company,  a Portfolio (as opposed to its  shareholders)  will not be subject to federal  income taxes on the net investment  income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net investment  income and realized net  short-term  capital gain in excess of net long-term  capital loss for the taxable year is  distributed  in accordance with the Code's timing requirements.

         The  Transaction  may entail  various tax  consequences,  which are  discussed  under the  caption  "Tax  Consequences  of the
Transaction."

Management of the Trust and the Portfolios

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential Investments
LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark, New Jersey, jointly serve as co-managers (each an "Investment Manager"
and together the  "Investment  Managers")  pursuant to an investment  management  agreement  with the Trust on behalf of each Portfolio
(the "Management  Agreement").  Under the Management  Agreement,  PI, as co-manager,  will provide supervision and oversight of ASISI's investment  management  responsibilities  with respect to the Trust.  Pursuant to the Management  Agreement,  the  Investment  Managers
jointly administer each Portfolio's  business affairs and supervise each Portfolio's  investments.  Subject to approval by the Board of
Trustees,  the  Investment  Managers  may  select  and  employ  one or  more  sub-advisors  for a  Portfolio,  who  will  have  primary responsibility  for  determining  what  investments  the Portfolio will purchase,  retain and sell. Also subject to the approval of the
Board of Trustees,  the Investment  Managers may reallocate a Portfolio's  assets among  sub-advisors  including (to the extent legally permissible) affiliated sub-advisors, consistent with a Portfolio's investment objectives.

         The Trust has obtained an exemption  from the SEC that permits an Investment  Manager to change  sub-advisors  for each of its series,  including  the  Portfolios  and to enter into new  sub-advisory  agreements  without  obtaining  shareholder  approval of such changes.  Any such  sub-advisor  change would be subject to approval by the Board of Trustees of the Trust.  This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated  in a similar  manner as the Trust) is  intended to facilitate the efficient supervision and management of the sub-advisors by the Investment Managers and the Trustees of the Trust.

         With  respect  to the  Portfolios,  the  Investment  Managers  currently  engage  the  following  Sub-advisors  to manage  the investments of the Portfolios in accordance  with the  Portfolio's  investment  objective,  policies and limitations and any investment guidelines  established by the Investment  Managers.  Each  Sub-advisor is  responsible,  subject to the supervision and control of the
Investment Managers, for the purchase, retention and sale of securities in a Portfolio's investment portfolio under its management.

Deutsche Asset Management,  Inc. ("DAMI"),  345 Park Avenue, New York, New York 10154, serves as Sub-advisor to the DeAM Portfolio,  as well as the AST DeAM International Equity Portfolio,  the AST DeAM Small-Cap Growth Portfolio,  the AST DeAM Small-Cap Value Portfolio,
the AST DeAM Large-Cap Growth Portfolio,  the AST DeAM Large-Cap Value Portfolio,  and the AST DeAM Global Allocation  Portfolio.  DAMI
was founded in 1838 as Morgan  Grenfell Inc. and has provided  asset  management  services  since 1953.  DAMI is part of Deutsche Asset
Management,  which is the marketing name in the United States for the asset  management  activities of Deutsche Bank AG,  Deutsche Bank
Trust Company  Americas,  Deutsche Asset  Management Inc.,  Deutsche Asset Management  Investment  Services Ltd.,  Deutsche  Investment
Management  Americas Inc. and Scudder Trust Company.  As of December 31, 2003, as part of Deutsche  Asset  Management  group  ("DeAM"),
DAMI managed approximately $40.5 billion of DeAM's $714.9 billion in assets.

         David  Baldt,  CFA,  is a  Managing  Director  for DAMI and is the lead  portfolio  manager of the DeAM  Portfolio  along with
Portfolio  Co-Managers and Managing Directors Gary Bartlett,  CFA, Warren Davis, Thomas Flaherty,  J. Christopher  Gagnier,  and Daniel
Taylor,  CFA. Mr.  Bartlett has been with DAMI since 1992.  Mr. Davis and Mr Flaherty both joined DAMI in 1995.  Mr. Gagnier joined the firm in 1997.  Before  joining,  he was portfolio  manager at Paine Webber from 1984 to 1997. Mr. Taylor became a portfolio  manager in
1998. Prior to that, he was a fixed income portfolio  manager and senior credit analyst at CoreStates  Investment  Advisers,  from 1992 to 1998. Mr. Baldt and his team have managed the Portfolio since it commenced operations.

         Pacific  Investment  Management  Company LLC ("PIMCO") serves as Sub-advisor for the PIMCO Portfolio and the AST PIMCO Limited
Maturity Bond  Portfolio.  PIMCO,  located at 840 Newport Center Drive,  Suite 300,  Newport Beach,  California  92660 is an investment counseling firm founded in 1971. As of December 31, 2003, had approximately $373.7 billion of assets under management.

         William H. Gross,  Managing  Director,  Chief Investment Officer and founding partner of PIMCO has, since the inception of the
Portfolio, led a portfolio management team responsible for developing and implementing the Portfolio's investment strategy.

         Pursuant  to the  Management  Agreement,  ASISI  receives  a monthly  investment  management  fee for the  performance  of its services.  The  investment  management  fee is  accrued  daily for the  purposes  of  determining  the sale and  redemption  price of a
Portfolio's  shares.  ASISI  pays each  Sub-advisor  a portion  of such fee for the  performance  of the  sub-advisory  services  at no additional cost to a Portfolio.

         Under the  Management  Agreement  with respect to the DeAM  Portfolio,  the DeAM Portfolio is obligated to pay ASISI an annual investment  management  fee equal to 0.85% of its average daily net assets.  Under the  Management  Agreement with respect to the PIMCO
Portfolio,  the PIMCO Portfolio is obligated to pay ASISI an annual  investment  management fee equal to 0.65% of its average daily net assets.  Accordingly,  the Transaction  will result in 0.20%  reduction in the rate of investment  management fees that are paid by the
DeAM Portfolio  without giving effect to any voluntary fee waivers or expense  limitations.  With respect to each Portfolio,  ASISI has voluntarily  agreed to waive a portion  of its fee  equal to 0.05% of the  average  daily  net  assets in excess of $1  billion  of the respective  Portfolio.  Only the PIMCO  Portfolio  has  reached  over $1  billion  in  assets.  ASISI  may  terminate  these  voluntary agreements at any time after April 30, 2004.

         ASISI pays each  Sub-advisor a portion of the investment  management fee that ASISI receives from each  Portfolio.  ASISI pays such sub-advisory  fees without any additional  expense to a Portfolio.  The Portfolios have comparable  sub-advisory fee arrangements.
With respect to the DeAM  Portfolio,  ASISI pays DAMI an annual rate equal to the following  percentages of the combined  average daily net assets of the DeAM Portfolio and any future series of American  Skandia Advisor Funds,  Inc. that is managed by DAMI and identified by the Sub-advisor and the Investment  Managers as being similar to the DeAM  Portfolio:  0.25% of the portion of the combined  average daily net assets not in excess of $200 million; plus 0.20% of the portion in excess of $200 million.

         With  respect to the PIMCO  Portfolio,  ASISI pays PIMCO an annual rate equal to an annual rate of 0.30% of the average  daily net  assets of the PIMCO  Portfolio  not in excess of $150  million;  and 0.25% on the  portion of the net  assets  over $150  million.
Commencing  March 31,  2000,  the  Sub-advisor  has  voluntarily  agreed to waive a portion of its fee equal to 0.05% of the portion of the  Portfolio's  average  daily net assets not in excess of $150 million,  thus  resulting in fees paid by ASISI to PIMCO at an annual rate of 0.25% of the  average  daily net  assets of the PIMCO  Portfolio  for all asset  levels.  PIMCO may  terminate  this  voluntary agreement at any time.

         Consequently,  at asset  levels  above  $200  million,  ASISI will be  required  to pay a greater  portion  of its  investment management  fees for  sub-advisory  services in respect of the assets of the DeAM Portfolio as a result of the  Transaction.  At assets levels  below $200  million,  ASISI will pay  sub-advisory  fees at the same rate with  respect to the assets of each  Portfolio  after giving effect to the voluntary  waiver by PIMCO.  Without such waiver,  ASISI would pay a greater portion of its investment  management fees for  sub-advisory  fees in respect of the assets of the DeAM  Portfolio  for assets  levels up to $150  million as a result of the
Transaction.

         Thus,  the  Transaction,  if approved by the  shareholders  of the DeAM  Portfolio,  will result in a reduction in the rate at which the DeAM Portfolio pays ASISI for investment  management  fees.  Such fees are borne by the  shareholders  of the DeAM Portfolio.
During the fiscal year ended  December 31, 2003,  the DeAM Portfolio paid  $1,078,951 in investment  management  fees to ASISI.  If the fee rate  applicable  to the PIMCO  Portfolio  had been in effect during such period,  the DeAM  Portfolio  would have paid $825,080 in investment management fees to ASISI, without giving effect to any voluntary fee waiver or expense limitation.

         In addition,  the Investment Manager has voluntarily agreed to reimburse each Portfolio for operating expenses,  including the investment  manage fee,  that exceed a certain  percentage  of the  Portfolio's  net assets.  With respect to the DeAM  Portfolio,  the
Investment Manager has voluntarily  agreed to reimburse the DeAM Portfolio for its operating  expenses,  exclusive of taxes,  interest, brokerage  commissions,  distribution  fees and  extraordinary  expenses,  but inclusive of the management  fee, which in the aggregate exceed 0.99% of the DeAM Portfolio's  average net assets.  With respect to the PIMCO Portfolio,  the Investment Manager has voluntarily agreed to reimburse the PIMCO Portfolio for its operating expenses, exclusive of taxes, interest,  brokerage commissions,  distribution fees and  extraordinary  expenses,  but inclusive of the management fee, which in the aggregate  exceed 1.05% of the PIMCO  Portfolio's average net assets.  The  Investment  Manager may terminate  these  voluntary  agreements  at any time after April 30, 2004.  Voluntary payments of Portfolio  expenses by the Investment  Manager may be made subject to  reimbursement  by the  Portfolio,  at the Investment
Manager's  discretion,  within the two year period following such payment to the extent  permissible  under applicable law and provided that the Portfolio is able to effect such reimbursement and remain in compliance with applicable expense limitations.

Distribution Plan

         The Trust has adopted a  Distribution  Plan (the "Plan") under Rule 12b-1 of the  Investment  Company Act, which is applicable to each of its series,  including the Portfolios.  The Plan permits American Skandia  Marketing,  Incorporated  ("ASMI") and Prudential
Investment  Management  Services LLC (PIMS) to receive  brokerage  commissions in connection  with purchases and sales of securities by the  Portfolios,  and to use these  commissions  to promote the sale of variable  contracts,  the premiums for which may be invested in shares of the Trust.  Under the Plan,  securities  transactions  for a  Portfolio  may be directed  to certain  brokers  for  execution
("clearing  brokers")  who have agreed to pay part of the brokerage  commissions  received on these  transactions  to ASMI and PIMS for
"introducing"  transactions to the clearing  broker.  In turn, ASMI and PIMS use the brokerage  commissions  received as an introducing broker to pay various  distribution-related  expenses,  such as advertising,  printing of sales  materials and payments to dealers,  as well as to cover administrative costs associated with the operation of the Distribution Plan.

         Neither  Portfolio pays any type of fee or charge  resulting from the  Distribution  Plan that it would not otherwise pay, nor is it expected that the brokerage  commissions  paid by either  Portfolio will be higher as the result of directing  commissions  under the  Distribution  Plan than  would  otherwise  be the case.  Completion  of the  Transaction  will not  affect  the  operation  of the
Distribution Plan for the PIMCO Portfolio.

Valuation

         The net asset  value per share  ("NAV")  of each  Portfolio  is  determined  as of the time of the close of the New York Stock
Exchange  (the "NYSE")  (which is normally 4:00 p.m.  Eastern  Time) on each day that the NYSE is open for business.  NAV is determined by  dividing  the  value of a  Portfolio's  total  assets,  less any  liabilities,  by the  number of total  shares  of that  Portfolio outstanding.  In  general,  the  assets  of each  Portfolio  are  valued  on the  basis  of  market  quotations.  However,  in  certain circumstances  where market  quotations are not readily  available or are believed to be inaccurate,  assets are valued by methods that are believed to accurately  reflect their fair value.  Because NAV is calculated  and purchases may be made only on business  days, and because  securities  traded on foreign  exchanges may trade on other days,  the value of a Portfolio's  investments  may change on days when shares cannot be purchased or redeemed.

Purchases, Redemptions, and Distributions

         Purchases of shares of the  Portfolios  may be made only by separate  accounts of  Participating  Insurance  Companies for the purpose of investing assets  attributable to variable annuity  contracts and variable life insurance  policies held by  Contractowners, or by qualified plans. The separate  accounts of the  Participating  Insurance  Companies place orders to purchase and redeem shares of the Trust based on,  among  other  things,  the amount of premium  payments to be invested  and the amount of  surrender  and  transfer requests to be effected on that day under the variable  annuity  contracts and variable life  insurance  policies.  Orders are effected on days on which the NYSE is open for trading.  Orders  received  before 4:00 P.M.  Eastern time are effected at the NAV  determined as of 4:00 P.M.  Eastern Time on that same day. Orders  received after 4:00 P.M.  Eastern Time are effected at the NAV calculated the next business  day.  Payment for  redemptions  will be made within seven days after the request is  received.  The Trust does not assess any fees, either when it sells or when it redeems its securities.  However,  surrender  charges,  mortality and expense risk fees and other charges may be  assessed by  Participating  Insurance  Companies  under the  variable  annuity  contracts  or variable  life  insurance policies.  Please refer to the prospectuses for the variable annuity contracts and variable insurance policies for further  information on these fees.  Please refer to the  prospectuses  for the variable  annuity  contracts  and  variable  insurance  policies for further information on these fees.

         Each Portfolio will distribute  substantially  all of its income and capital gains to  shareholders  each year. Each Portfolio will declare dividends, if any, annually.

Fees and expenses

         The following  table describes the fees and expenses that  shareholders  may pay if they hold shares of the DeAM Portfolio the
PIMCO  Portfolio,  as well as the projected fees and expenses of the PIMCO  Portfolio after the  Transaction.  The following table does not reflect any fees and expenses of the variable insurance products through which Portfolio shares are purchased.

                                                                          PIMCO           PIMCO Portfolio
                                                                          ------          ---------------
                                                     DeAM Portfolio     Portfolio      After Transaction 1
                                                     ---------------    ----------     -----------------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     Imposed on Purchases.........................        None             None                None
   Maximum Deferred Sales Charge (Load)...........        None             None                None
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends.........................        None             None                None
   Redemption Fee.................................        None             None                None
   Exchange Fee...................................        None             None                None

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
       Management Fees 2..........................       0.85%            0.65%               0.65%
       Estimated Distribution (12b-1) Fees 3......       None             None                 None
       Other Expenses.............................       0.25%            0.15%               0.15%
                                                         -----            -----               -----
       Total Annual Portfolio Operating Expenses 4       1.10%            0.80%               0.80%
                                                         =====            =====               =====
        1 Projected expenses based on current and anticipated PIMCO Portfolio's expenses after the Transaction
        2 With  respect  to the DeAM  Portfolio,  ASISI has  voluntarily  agreed  to waive a  portion  of its fee equal to 0.15% of the average  daily net assets in excess of $1  billion.  With  respect to the PIMCO  Portfolio  , ASISI has  voluntarily  agreed to waive a portion  of its fee  equal to 0.05% of the  average  daily  net  assets  in  excess  of $1  billion.  However,  neither
        Portfolio  has reached $1 billion in assets.  The  Investment  Manager may  terminate  these  voluntary  agreements at any time after April 30, 2004.
        3 As discussed in greater  detail above under "The  Distribution  Plan," the Trustees of the Trust have adopted a  Distribution
        Plan under Rule 12b-1 to permit ASMI and PIMS to receive  brokerage  commissions  in  connection  with  purchases  and sales of securities  held by portfolios of the Trust,  including the  Portfolios,  and to use these  commissions  to promote the sale of shares of the  portfolios.  While the brokerage  commission  rates and amounts paid by a portfolio are not expected to increase as a result of the  Distribution  Plan,  the staff of the SEC takes the position that  commission  amounts  received  under the
        Distribution  Plan should be reflected as distribution  expenses of the portfolio.  Accordingly,  commissions  received by ASMI and PIMS under the Plan are reflected in the cost of securities  purchased and the proceeds from the sale of securities.  These commissions  are shown in the  Statements  of  Operations  as  "Distribution  Fees" and a  corresponding  reduction  "Fees Paid
        Indirectly."  Net expenses of the  Portfolios  are  unaffected by these  commissions.  For the annual period ended December 31,
        2003, commissions received by ASMI and PIMS totaled $0.

    4 The  Investment  Manager has  voluntarily  agreed to reimburse  each  Portfolio for its operating  expenses,  exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary  expenses, but inclusive of the management fee, which in the aggregate exceed the following  percentages of the Portfolio's average net assets: DeAM Portfolio:  0.99%; PIMCO Portfolio:  1.05%.
    The Investment Manager may terminate these voluntary agreements at any time.

Expense Examples

These  examples are intended to help you compare the cost of investing in the DeAM  Portfolio or the PIMCO  Portfolio  with the cost of investing in other mutual funds,  and the cost of investing in the PIMCO  Portfolio  after the  Transaction.  The examples  assume that you invest  $10,000,  that you  receive a 5% return each year,  and that the  Portfolios'  total  operating  expenses  remain the same.
Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

                                                        1 Year        3 Years         5 Years          10 Years
                                                        ------        -------         -------          --------
DeAM Portfolio                                            $112            $350            $606           $1,340
PIMCO Portfolio                                             82             255             444              990
PIMCO Portfolio                                             82             255             444              990
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of each  Portfolio for each full calendar year the Portfolio has been in operation.  The first table below each bar chart shows each such  Portfolio's  best and worst  quarters  during the periods  included in the bar chart.
The second table shows the average annual total returns before taxes for each  Portfolio for 2003 and since  inception,  as well as the average annual total returns after taxes on  distributions  and after taxes on  distributions  and  redemptions  for each Portfolio for
2003 and since inception.

         This  information  may help provide an indication of each  Portfolio's  risks by showing  changes in performance  from year to year and by comparing each  Portfolio's  performance  with that of a broad-based  securities  index. The average annual figures reflect sales  charges;  the other  figures  do not,  and would be lower if they did.  All  figures  assume  reinvestment  of  dividends.  Past performance  does not  necessarily  indicate  how a Portfolio  will  perform in the future.  The bar charts do not reflect any fees and expenses of the variable  insurance  products through which Portfolio  shares are purchased.  If the bar charts reflected such fees and expenses, the performance would be lower.

DeAM Portfolio
--------------

[graph]

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 4.40% 3rd Quarter 2002                          Down 0.38% 3rd Quarter 2003
                  -------------------------------------------------- ------------------------------------------------

                  ------------------------------------------------- --------------------- ---------------------------
                  Average annual total returns                      Portfolio             Index:
                  For periods ended 12/31/03                                              LB
                                                                                          Aggregate Index
                  ------------------------------------------------- --------------------- ---------------------------
                  ------------------------------------------------- --------------------- ---------------------------
                  1 year                                            3.81%                 4.10%
                  ------------------------------------------------- --------------------- ---------------------------
                  ------------------------------------------------- --------------------- ---------------------------
                  5 years (or since inception 5/1/02)               6.92%                 7.32%
                  ------------------------------------------------- --------------------- ---------------------------
                  ------------------------------------------------- --------------------- ---------------------------
                  10 years                                          N/A                   N/A
                  ------------------------------------------------- --------------------- ---------------------------

PIMCO Portfolio
---------------

[graph]

                  ------------------------------------- ------------------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- ------------------------------------------
                  ------------------------------------- ------------------------------------------
                  Up 6.22%, 3rd quarter 2001            Down 2.54%, 1st quarter 1996
                  ------------------------------------- ------------------------------------------

                  ---------------------------------- ------------------- -------------------------
                  Average annual total returns       Portfolio           Index:
                  For periods ended 12/31/03                             LB
                                                                         Aggregate Index
                  ---------------------------------- ------------------- -------------------------
                  ---------------------------------- ------------------- -------------------------
                  1 year                             5.32%               4.10%
                  ---------------------------------- ------------------- -------------------------
                  ---------------------------------- ------------------- -------------------------
                  5 years                            6.68%               6.62%
                  ---------------------------------- ------------------- -------------------------
                  ---------------------------------- ------------------- -------------------------
                  Since Inception (1/4/94)           7.14%               6.95%
                  ---------------------------------- ------------------- -------------------------

Other key features of the Portfolios

         Shares of each portfolio of the Trust are sold only to separate  accounts of insurance  companies for the purpose of investing assets attributable to variable insurance products,  and to certain  tax-deferred  retirement plans. The separate accounts place orders to purchase and redeem  shares of the Trust at their net asset value based on, among other  things,  the amount of premium  payments to be invested and the amount of surrender or transfer  requests to be effected  that day under the  variable  insurance  products.  There are no  sales  commissions  charged  on the  purchase  or sale of  shares  of the  Portfolios,  although  sales  charges  may  apply to transactions in the variable insurance products.

         Each Portfolio of the Trust complies with the  diversification  requirements  of Section 817(h) of the Code. In general,  each
Portfolio  declares and  distributes a dividend from its net investment  income  annually,  and  distributes any net realized long- and short-term  capital gains at least annually either during or after the close of the  Portfolio's  fiscal year.  Distributions  are made to the various separate accounts (not to Contractowners) in the form of additional shares (not in cash).

The Transaction may entail various tax consequences, which are discussed under the caption "Tax Consequences of the Transaction."

REASONS FOR THE TRANSACTION

         The Trustees,  including all of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"),  have unanimously  determined  that the  Transaction  would be in the best interests of the  shareholders of the DeAM Portfolio and the PIMCO
Portfolio and that the interests of the  shareholders  of DeAM  Portfolio and the PIMCO  Portfolio  would not be diluted as a result of the Transaction.  At a meeting held on November 17, 2003, the Board considered a number of factors, including the following:

o        the compatibility of the Portfolios' investment objectives, policies and restrictions;

o        the relative past and current growth in assets and  investment  performance  of the  Portfolios  and their  respective  future prospects for growth;

o        the relative expense ratios of the Portfolios and the impact of the proposed Transaction on the expense ratios;

o        the anticipated tax consequences of the Transaction with respect to each Portfolio and its shareholders;

o        the relative size of the DeAM Portfolio as compared to the PIMCO Portfolio;

o        the past and anticipated future inability of the DeAM Portfolio to achieve satisfactory asset growth; and

o        the potential benefits of the proposed  Transaction to the shareholders of each Portfolio,  including  long-term  economies of scale.

         At the November 19, 2003 meeting,  the Investment  Managers  recommended the  Transaction to the Board.  In  recommending  the
Transaction,  the Investment  Managers  advised the Board that the  Portfolios  have  comparable  investment  objectives,  policies and portfolios.  The  Investment  Managers  expressed  the belief  that the  Transaction  would  benefit  the  shareholders  of each of the
Portfolios.  In this  regard,  the  Investment  Managers  advised  the Board that the  shareholders  of the DeAM  Portfolio  should pay investment  management  fees at a lesser rate as a result of the  Transaction  and that the PIMCO Portfolio had a greater amount of net assets than the DeAM  Portfolio.  The  Investment  Managers  advised the Board that, as of September 30, 2003,  the DeAM  Portfolio had attracted net assets of approximately  $133,600,000 and the PIMCO Portfolio had assets of  approximately  $2,355,700,000  at that date.
Accordingly,  by merging the Portfolios,  the DeAM Portfolio's shareholders would enjoy a greater asset base over which expenses may be spread.  The Board  considered  the  Investment  Managers'  advice that if the merger is approved,  shareholders  of the DeAM Portfolio should  realize a reduction in both the net annual  operating  expenses  and gross  annual  operating  expenses  (that is,  without any waivers or  reimbursements)  paid on their  investment,  although there can be no assurance that operational  savings will be realized.
In addition,  the Board considered  Investment  Managers'  projections that the total operating expenses for the PIMCO Portfolio should decrease and that the incremental assets should help to stabilize certain  non-distribution  related expenses.  The Investment Managers also expressed their belief that a merger of the DeAM Portfolio into the PIMCO Portfolio should  facilitate  marketing  efforts for the
PIMCO  Portfolio  and, in doing so,  potentially  would enhance asset growth for the benefit of  shareholders  of both  Portfolios.  In addition,  the Investment  Managers  advised the Board that the expenses  associated with the solicitation of proxies would be borne by the Investment Managers.

         The Board,  including a majority of the  Independent  Trustees,  unanimously  concluded  that the  Transaction  is in the best interests  of the  shareholders  of the DeAM  Portfolio  and the PIMCO  Portfolio  and that no dilution  of value  would  result to the shareholders  of the DeAM  Portfolio  or the PIMCO  Portfolio  from the  Transaction.  Consequently,  the Board  approved  the Plan and recommended that shareholders of the DeAM Portfolio vote to approve the Transaction.

         For the reasons discussed above, the Board of Trustees unanimously recommends that you vote For the Plan.

         If  shareholders  of the DeAM Portfolio do not approve the Plan, the Board will consider other possible  courses of action for the DeAM Portfolio,  including,  among others,  consolidation of the DeAM Portfolio with one or more funds of the Trust, other than the
PIMCO Portfolio, or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the DeAM  Portfolio  approve the Plan,  the  Transaction  will take place after  various  conditions  are satisfied by the Trust on behalf of the DeAM Portfolio and the PIMCO  Portfolio,  including the preparation of certain  documents.  The
Trust  will  determine  a  specific  date for the  actual  Transaction  to take  place.  This is  called  the  "closing  date."  If the shareholders  of the DeAM  Portfolio  do not  approve  the Plan,  the  Transaction  will not take  place and the  Board  will  consider alternative courses of actions, as described above.

         If the  shareholders  of the DeAM  Portfolio  approve  the Plan,  the DeAM  Portfolio  will  deliver  to the  PIMCO  Portfolio substantially  all of its assets on the  closing  date.  ASLAC then will make a  conforming  exchange of units  between the  applicable sub-accounts  in its separate  accounts.  As a result,  shareholders  of the DeAM Portfolio will  beneficially  own shares of the PIMCO
Portfolio  that,  as of the date of the  exchange,  have a value  equal  to the  dollar  value of the  assets  delivered  to the  PIMCO
Portfolio.  The stock transfer books of the DeAM  Portfolio  will be  permanently  closed on the closing date.  Requests to transfer or redeem  assets  allocated  to the DeAM  Portfolio  may be  submitted  at any time before the close of the NYSE on the closing  date and requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted  by law, the Trust may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law,  after the approval by  shareholders  of the DeAM
Portfolio.

Expenses of the Transaction

         The direct  expenses  resulting  from the  Transaction  will be paid by the  Investment  Managers (or their  affiliates).  The
Portfolios will not incur any expenses associated with the Transaction.  In addition,  it is expected that the portfolio  securities of each of the DeAM Portfolio will be transferred  in-kind to the PIMCO Portfolio.  Accordingly,  the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code. In addition,  because the Portfolios are offered through  tax-deferred  variable insurance  products,  contractowners  generally would not have  any  reportable  gain  or loss  for  federal  income  tax  purposes  even if the  Transaction  does  not  qualify  as a  tax-free reorganization.  It is a condition to each  Portfolio's  obligation to complete the Transaction  that the Portfolios will have received an opinion from Stradley Ronon Stevens & Young, LLP, based upon representations  made by each Portfolio,  and upon certain assumptions, substantially to the effect that:

         1. The  acquisition  by the PIMCO  Portfolio of the assets of the DeAM  Portfolio in exchange  solely for voting shares of the
PIMCO  Portfolio  and the  assumption  by the PIMCO  Portfolio  of the  liabilities,  if any,  of the DeAM  Portfolio,  followed by the distribution  of the  PIMCO  Portfolio  shares  acquired  by the  DeAM  Portfolio  pro  rata to its  shareholders,  will  constitute  a reorganization  within the meaning of  Section 368(a)(1)  of the Code,  and the PIMCO  Portfolio and the DeAM Portfolio each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         2. The  shareholders  of the DeAM  Portfolio  will not recognize  gain or loss upon the exchange of all of their shares of the
DeAM Portfolio solely for shares of the PIMCO Portfolio, as described in this combined Prospectus/Proxy Statement and the Plan;

         3. No gain or loss will be  recognized  by the DeAM  Portfolio  upon the  transfer  of its  assets to the PIMCO  Portfolio  in exchange  solely for shares of the PIMCO Portfolio and the assumption by the PIMCO  Portfolio of the  liabilities,  if any, of the DeAM
Portfolio.  In  addition,  no gain or loss  will be  recognized  by the  PIMCO  Portfolio  on the  distribution  of such  shares to the shareholders of the DeAM Portfolio in liquidation of the DeAM Portfolio;

         4. No gain or loss will be recognized  by the PIMCO  Portfolio  upon the  acquisition  of the assets of the DeAM  Portfolio in exchange solely for shares of the PIMCO Portfolio and the assumption of the liabilities, if any, of the DeAM Portfolio;

         5. PIMCO  Portfolio's  basis for the assets  acquired  from the DeAM  Portfolio  will be the same as the basis of these assets when held by the DeAM  Portfolio  immediately  before  the  transfer,  and the  holding  period of such  assets  acquired  by the PIMCO
Portfolio will include the holding period of these assets when held by the DeAM Portfolio;

         6. DeAM  Portfolio's  shareholders'  basis for the  shares of the PIMCO  Portfolio  to be  received  by them  pursuant  to the reorganization will be the same as their basis in the DeAM Portfolio's shares exchanged; and

         7. The holding  period of the PIMCO  Portfolio  shares to be received by the  shareholders  of the DeAM Portfolio will include the holding period of their DeAM Portfolio  shares  exchanged,  provided such DeAM Portfolio  shares were held as capital assets on the date of the exchange.

         Notwithstanding  the above,  at any time prior to the closing  date,  any of the terms or conditions of the Plan may be waived by the Trust's Board of Trustees if, in the judgment of the Board of Trustees,  such action or waiver will not have a material  adverse affect on the benefits intended under the Transaction for the Portfolios and their shareholders.

         Contractowners  should  consult the  prospectuses  of their  variable  insurance  products for  information on the federal tax consequences of owning the product.  Contractowners  should also consult their tax advisors as to state and local tax consequences,  if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

Characteristics of the PIMCO Portfolio shares

         Shares of the  PIMCO  Portfolio  will be  distributed  to  shareholders  of the DeAM  Portfolio  and will have the same  legal characteristics  as the shares of the DeAM Portfolio with respect to such matters as voting rights,  assessibility,  conversion rights, and transferability.

Capitalizations of the Portfolios and Capitalization after the Transaction

         The following table sets forth,  as of December 31, 2003, the  capitalization  of shares of the DeAM Portfolio,  and the PIMCO
Portfolio.  The table  also  shows the  projected  capitalization  of the PIMCO  Portfolio  shares as  adjusted  to give  effect to the proposed Transaction.  The capitalization of the PIMCO Portfolio is likely to be different when the Transaction is consummated.

                                              DeAM Portfolio  PIMCO Portfolio                PIMCO Portfolio Projected

                                                                                Adjustments      after Transaction
                                                                                -----------
                                                (unaudited)     (unaudited)     (unaudited)         (unaudited)
                                                -----------     -----------     -----------         -----------

Net assets (thousands)......................       $115,882       $2,107,912                        $2,223,794

Total shares outstanding (thousands)........         10,973          175,749      (1,308)              185,414

Net asset value per share...................         $10.56           $11.99                            $11.99

VOTING INFORMATION

Required Vote

         The  affirmative  vote of a majority of the total number of  outstanding  shares of the DeAM Portfolio is necessary to approve the Plan. Each  shareholder will be entitled to give voting  instructions  equivalent to one vote for each full share, and a fractional vote for each  fractional  share of the DeAM  Portfolio  held at the close of  business  on the Record  Date.  If  sufficient  votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         ASLAC is the  record  owner of 100% of the DeAM  Portfolio's  shares.  Shares of the  Portfolio  that it owns will be voted by
ASLAC with respect to the Plan in accordance with  instructions  received in a timely manner from  Contractowners.  In addition,  ASLAC is  entitled to vote  shares for which no  instructions  are  received  and will vote such  shares (for the Plan,  against the Plan and abstain) in the same  proportion as the votes cast in accordance  with  instructions  received from  Contractowners.  ASLAC will attend the meeting in person or by proxy and vote its shares for the Plan.  Therefore,  the presence at the Meeting of ASLAC is  sufficient to constitute a quorum under the Trust's By-laws,  and  substantially all of the shares of the DeAM Portfolio will be voted in some manner by ASLAC.

An abstention is not counted as an affirmative  vote of the type necessary to approve the Plan and,  therefore,  instructions  to ASLAC to abstain will have the same effect as a vote against the Plan.

How to vote

         You can vote your shares in any one of three ways:
o........By mail, with the enclosed proxy card
o        In person at the Meeting*

                  o        By phone

         If you simply  sign and date the proxy but give no voting  instructions,  your  shares  will be voted by ASLAC in favor of the
Plan and in accordance  with the views of management  upon any  unexpected  matters that come before the Meeting or  adjournment of the
Meeting.

Revoking Proxies

         Contractowners  executing and returning voting  instructions may revoke such instructions at any time prior to its exercise by written notice of such  revocation to the Secretary of the Trust,  by execution of a subsequent  voting  instructions,  or by voting in person at the Meeting.*

Other matters

         The Board of Trustees  of the Trust does not intend to bring any matters  before the  Meeting  other than those  described  in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be  brought  before  the  Meeting by others.  If any other matter  legally  comes before the Meeting,  it is intended that the persons  named in the enclosed  proxy will vote in accordance  with their judgment.

Solicitation of voting instructions

         Voting  instructions  will be solicited  principally  by mailing  this  Prospectus/Proxy  Statement  and its  enclosures,  but instructions  also may be  solicited by  telephone,  facsimile,  through  electronic  means such as email,  or in person by officers or representatives  of the Trust or ASLAC.  If the record owner of a contract or policy is a custodian,  nominee or  fiduciary,  the Trust may send proxy  materials to the record owner for any beneficial  owners that such record owner may represent.  The Trust may reimburse custodians,  nominees and fiduciaries for their reasonable  expenses incurred in connection with proxy solicitations of such beneficial owners.

ADDITIONAL INFORMATION ABOUT THE TRUST AND THE PORTFOLIOS

         The DeAM  Portfolio  and the PIMCO  Portfolio are separate  series of the Trust,  which is an open-end  management  investment company  registered  with the SEC under the Investment  Company Act. Each  Portfolio is, in effect,  a separate  mutual fund.  Detailed information  about the  Trust and each  Portfolio  is  contained  in the  Prospectus  for the  Portfolios  which is  attached  with and considered a part of this  Prospectus/Proxy  Statement.  Additional  information  about the Trust and each Portfolio is included in the
Portfolios'  Statement of Additional  Information,  dated May 1, 2003,  which has been filed with the SEC and is incorporated  into the
SAI relating to this Prospectus/Proxy Statement.

         A copy of the Trust's  Annual  Report to  Shareholders  for the fiscal year ended  December  31,  2003 are  included  with and considered a part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Trust's Annual Report to  Shareholders  for the fiscal year ended  December 31, 2003 by calling  1-800-752-6342  or by writing to the Trust at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484.

         The Trust, on behalf of the Portfolios,  files proxy materials,  reports and other information with the SEC in accordance with the  informational  requirements  of the  Securities  Exchange Act of 1934 and the  Investment  Company  Act.  These  materials  can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional  Offices
of the SEC  located  in New York City at 233  Broadway,  New York,  NY 10279 and in  Chicago at 175 W.  Jackson  Boulevard,  Suite 900,
Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,
upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         As of the Record Date,  ASLAC owned of record 100% of the shares of the DeAM  Portfolio.  No  shareholder  is known to the Trust to have beneficially owned as of the Record Date more than 5% of the shares of either Portfolio.

         As of the  Record  Date,  the  officers  and  Trustees  of the  Trust,  as a group,  beneficially  owned  less  than 1% of the outstanding voting shares of either of the Portfolios.

                                                EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

   A              Form of Plan of  Reorganization  by American Skandia Trust on behalf of the AST DeAM Bond Portfolio and the AST PIMCO
                  Total Return Bond Portfolio

   B              Prospectus for the AST DeAM Bond Portfolio and the AST PIMCO Total Return Bond Portfolio dated May 1, 2003 (enclosed)

   C              AST Annual Report to Shareholders for fiscal year ended December 31, 2003 (enclosed)

                                                                EXHIBIT A

                                                        PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the  "Plan") is made as of this 19th day of  November,  2004,  by American  Skandia  Trust (the
"Trust"),  a business trust organized under the laws of the Commonwealth of  Massachusetts  with its principal place of business at One
Corporate  Drive,  Shelton,  Connecticut  06484, on behalf of the AST DeAM Bond Portfolio (the "Acquired  Portfolio") and the AST PIMCO
Total Return Bond Portfolio (the  "Acquiring  Portfolio"),  both series of the Trust.  Together,  the Acquired  Portfolio and Acquiring
Portfolio are referred to as the "Portfolios."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Portfolio,  of  substantially  all of the property,  assets and goodwill of the Acquired  Portfolio and the assumption by the Acquiring
Portfolio  of all of the  liabilities  of the  Acquired  Portfolio  in exchange  solely for full and  fractional  shares of  beneficial interest,  par value $0.001 each, of the  Acquiring  Portfolio  ("Acquiring  Portfolio  Shares");  (ii) the  distribution  of Acquiring
Portfolio Shares to the shareholders of the Acquired Portfolio according to their respective  interests in complete  liquidation of the
Acquired  Portfolio;  and (iii) the  dissolution  of the  Acquired  Portfolio as soon as  practicable  after the closing (as defined in
Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate  the Plan, the following  actions shall be taken by the Trust on behalf of the Acquiring  Portfolio and the Acquired Portfolio:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Portfolio
         ------------------------------------------------------------------------------

         (a)      Subject to the terms and  conditions  of this  Plan,  the Trust on behalf of the  Acquired  Portfolio  shall  convey, transfer and deliver to the Acquiring  Portfolio at the Closing all of the Acquired  Portfolio's then existing  assets,  free and clear of all liens, encumbrances,  and claims whatsoever (other than shareholders' rights of redemption),  except for cash, bank deposits, or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including, but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Trustees shall  reasonably deem to exist against the Acquired  Portfolio,  if any, at the Closing  Date,  for which  contingent  and other  appropriate  liabilities  reserves  shall be established  on the Acquired  Portfolio's  books  (hereinafter  "Net  Assets").  The Acquired  Portfolio  shall also retain any and all rights  that it may have over and against any person  that may have  accrued up to and  including  the close of business on the Closing
Date.

         (b)      Subject  to the terms and  conditions  of this  Plan,  the Trust on behalf of the  Acquiring  Portfolio  shall at the
Closing  deliver to the Acquired  Portfolio the number of Acquiring  Portfolio  Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Portfolio  ("Acquired  Portfolio  Shares") on the Closing Date by the net asset value per share of the Acquiring  Portfolio Shares,  and multiplying the result thereof by the number of outstanding  Acquired  Portfolio Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE") on the Closing Date.  All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following the Closing, the Acquired Portfolio shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date,  the  Acquiring  Portfolio  Shares  received by the Acquired  Portfolio  pursuant to this
Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be  accomplished by the  establishment  of accounts on the share  records of the Trust  relating to the  Acquiring  Portfolio  and noting in such accounts the type and amounts of
Acquiring  Portfolio Shares that former Acquired  Portfolio  shareholders  are due based on their  respective  holdings of the Acquired
Portfolio  as of the close of  business  on the Closing  Date.  Fractional  Acquiring  Portfolio  Shares  shall be carried to the third decimal place. The Acquiring  Portfolio shall not issue  certificates  representing  the Acquiring  Portfolio shares in connection with such exchange.

2.       Valuation
         ---------

         (a)      The value of the Acquired  Portfolio's  Net Assets to be transferred to the Acquiring  Portfolio  hereunder  shall be computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation  Time") using the valuation  procedures set forth in Trust's current effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Portfolio  shall be determined to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's current effective prospectus.

         (c)      The net asset value of a share of the Acquired  Portfolio  shall be  determined  to the third decimal point as of the
Valuation Time using the valuation procedures set forth in the Trust's current effective prospectus.

3.       Closing and Closing Date
         ------------------------

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the  "Closing  Date") shall be April 30, 2004, or such later date as  determined  by the Trust's  officers.  The Closing shall take place at the  principal  office of the Trust at 5:00 P.M.  Eastern time on the Closing  Date.  The Trust on behalf of the Acquired
Portfolio  shall have provided for delivery as of the Closing of the Acquired  Portfolio's  Net Assets to be transferred to the account of the Acquiring  Portfolio at the Acquiring  Portfolio's  Custodians,  JPMorgan  Chase Bank, 4 MetroTech  Center  Brooklyn,  New York,
11245; and PFPC Trust Company,  400 Bellevue Parkway,  Wilmington,  Delaware 19809. Also, the Trust on behalf of the Acquired Portfolio shall  produce at the Closing a list of names and  addresses of the  shareholders  of record of the Acquired  Portfolio  Shares and the number of full and fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its President to the best of its or his or her knowledge and belief.  The Trust, on behalf of the Acquiring  Portfolio,  shall issue and deliver a  confirmation  evidencing  the Acquiring  Portfolio's  Shares to be credited to the Acquired  Portfolio's  account on the
Closing Date to the  Secretary of the Trust,  or shall  provide  evidence  satisfactory  to the Acquired  Portfolio  that the Acquiring
Portfolio  Shares have been  registered in an account on the books of the Acquiring  Portfolio in such manner as the Trust on behalf of
Acquired Portfolio may request.

4.       Representations and Warranties by the Trust on behalf of the Acquired Portfolio
         -------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquired Portfolio:

(a)      The  Acquired  Portfolio  is a series  of the  Trust,  a  business  trust  organized  under  the laws of the  Commonwealth  of
Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered under the
Investment  Company Act of 1940, as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired
Portfolio  Shares sold were sold pursuant to an effective  registration  statement  filed under the  Securities Act of 1933, as amended
(the "1933 Act").

(b)      The Trust on behalf of the Acquired  Portfolio is authorized to issue an unlimited number of shares of beneficial  interest of the  Acquired  Portfolio  shares,  par value  $0.001  each,  each  outstanding  share of which is fully  paid,  non-assessable,  freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December
31, 2003,  audited by KPMG LLP fairly present the financial  position of the Acquired Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Trust has the necessary power and authority to conduct the Acquired  Portfolio's business as such business is now being conducted.

         (e)      The Trust on behalf of the  Acquired  Portfolio  is not a party to or  obligated  under any  provision of the Trust's
Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Portfolio does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The Acquired  Portfolio has elected to be treated as a regulated  investment company (a "RIC") for federal income tax purposes  under Part I of  Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the Acquired  Portfolio has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Portfolio to fail to satisfy the  requirements of subchapter M of the Code.  The  Acquired  Portfolio  also has  satisfied  the  diversification  requirements  of  Section  817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

         (h)      The Acquired  Portfolio,  or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial
Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer
Identification  Number  and  Certification,  for each  Acquired  Portfolio  shareholder  of  record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired  Portfolio to such  shareholder,  and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Trust on behalf of the Acquiring Portfolio
         --------------------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Acquiring Portfolio:

         (a)      The Acquiring  Portfolio is a series of the Trust, a business trust organized  under the laws of the  Commonwealth of
Massachusetts  and validly  existing and in good standing under the laws of that  jurisdiction.  The Trust is duly registered under the
1940 Act as an open-end,  management  investment  company and all of the Acquiring  Portfolio Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Trust on behalf of the Acquiring  Portfolio is  authorized  to issue an unlimited  number of shares of beneficial interest's  Acquiring  Portfolio shares, par value $0.001 each, each outstanding share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the Closing,  Acquiring Portfolio Shares will be eligible for offering to the public in those states of the United
States and  jurisdictions in which the shares of the Acquired  Portfolio are presently  eligible for offering to the public,  and there are a sufficient number of Acquiring  Portfolio Shares registered under the 1933 Act to permit the transfers  contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Trust's Annual Report to Shareholders  for the fiscal year ended December
31, 2003,  audited by KPMG LLP fairly  present the financial  position of the  Acquiring  Portfolio as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Trust has the necessary  power and authority to conduct the  Acquiring  Portfolio's  business as such business is now being conducted.

         (f)      The Trust on behalf of the  Acquiring  Portfolio  is not a party to or obligated  under any  provision of the Trust's
Amended and Restated  Declaration of Trust or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The Acquiring  Portfolio has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Portfolio has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the Acquiring  Portfolio to fail to satisfy the  requirements  of  subchapter M of the Code.  The  Acquiring  Portfolio  also has satisfied  the  diversification  requirements  of Section  817(h) of the Code since its  inception  and will  continue to satisfy  such requirements at the Closing.

6.       Representations and Warranties by the Trust on behalf of the Portfolios
         -----------------------------------------------------------------------

         The Trust makes the following representations and warranties about the Portfolios:

         (a)      The  statement of assets and  liabilities  to be created by the Trust for each of the  Portfolios as of the Valuation
Time for the purpose of  determining  the number of  Acquiring  Portfolio  Shares to be issued  pursuant to Section 1 of this Plan will accurately  reflect the Net Assets in the case of the Acquired  Portfolio  and the net assets in the case of the  Acquiring  Portfolio, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Portfolios  will have good and marketable  title to all of the securities and other assets shown on the  statement of assets and  liabilities  referred to in "(a)"  above,  free and clear of all liens or  encumbrances  of any nature whatsoever,  except such  imperfections  of title or  encumbrances  as do not  materially  detract  from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Trust's current effective  prospectus,  there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Portfolios.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
Portfolios.

         (e)      The  execution,  delivery,  and  performance of this Plan have been duly  authorized by all necessary  actions of the
Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Trust  anticipates  that  consummation of this Plan will not cause either of the Portfolios to fail to conform to the  requirements  of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year or to conform to the requirements of Section 817(h) at the end of each tax quarter.

         (g)      The Trust has the necessary  power and authority to conduct the business of the  Portfolios,  as such business is now being conducted.

7.       Intentions of the Trust on behalf of the Portfolios
         ---------------------------------------------------

         (a)      The Trust intends to operate each Portfolio's  respective business as presently conducted between the date hereof and the Closing,  except that, it is likely that the assets of the Acquired  Portfolio will be  substantially  restructured  and not in the
              ------ ----
ordinary course either immediately before or immediately after the Closing and as part of the Plan contemplated hereby.

         (b)      The Trust on behalf of the Acquiring  Portfolio intends,  if this Plan is consummated,  to not continue the "historic business  enterprise"  of the Acquired  Portfolio  within the meaning of Treasury  Regulations  section  1.368-1(d).  Accordingly,  the
Acquiring Portfolio expects that it will neither continue the Acquired  Portfolio's  historic business nor use a significant portion of the Acquired Portfolio's historic business assets in a business.

         (c)      The Trust  intends that the Acquired  Portfolio  will not acquire the Acquiring  Portfolio  Shares for the purpose of making distributions thereof to anyone other than the Acquired Portfolio's shareholders.

         (d)      The Trust on behalf of the Acquired  Portfolio  intends,  if this Plan is consummated,  to liquidate and dissolve the
Acquired Portfolio.

         (e)      The Trust intends that, by the Closing,  each of the Portfolio's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all  Federal and other taxes shown as due on said  returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (f)      At the Closing,  the Trust on behalf of the Acquired  Portfolio  intends to have available a copy of the  shareholder ledger  accounts,  certified  by the Trust's  transfer  agent or its  President  or a  Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired  Portfolio  Shares as of the  Valuation  Time who are to become shareholders of the Acquiring Portfolio as a result of the transfer of assets that is the subject of this Plan.

         (g)      The Trust intends to mail to each shareholder of record of the Acquired  Portfolio entitled to vote at the meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with  requirements  as to notice thereof,  a Combined Proxy  Statement and Prospectus that complies in all material  respects with the applicable  provisions of Section
14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules  and  regulations, respectively, thereunder.

         (h)      The Trust intends to file with the U.S.  Securities  and Exchange  Commission a  registration  statement on Form N-14 under the 1933 Act relating to the Acquiring  Portfolio Shares issuable hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement  becomes  effective,  at the time of the  shareholders'  meeting of the  Acquired  Portfolio,  and at the Closing  Date,  the
prospectus and statement of additional  information  included in the Registration  Statement will not contain any untrue statement of a material  fact or omit to state a material fact  necessary to make the  statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Trust on behalf of the Portfolios
         -------------------------------------------------------------------------

         The  consummation  of the Plan with respect to the  Acquiring  Portfolio  and the Acquired  Portfolio  shall be subject to the following conditions:

         (a)      That:  (i) all the  representations  and warranties  contained  herein  concerning  the Portfolios  shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii)  performance of all obligations  required by this Plan to be  performed  by the Trust on behalf of the  Portfolios  shall  occur  prior to the  Closing;  and (iii) the Trust  shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted and approved by the  appropriate  action of the Board of Trustees of the Trust on behalf of the Portfolios.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Portfolio or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Portfolio at an annual or special meeting or any adjournment thereof.

         (e)      That a distribution or  distributions  shall have been declared for each  Portfolio,  prior to the Closing Date that, together with all previous  distributions,  shall have the effect of  distributing  to  shareholders  of each  Portfolio (i) all of its ordinary  income  and all of its  capital  gain net  income,  if any,  for the  period  from the close of its last  fiscal  year to the
Valuation Time and (ii) any  undistributed  ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in such form and with such qualifications or limitations, if any, as reasonably may be acceptable to the Trust from Messrs. Stradley Ronon Stevens & Young, LLP, to the effect that,

                           (1)      Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Portfolio on receipt of assets of the Acquired Portfolio in exchange for the Acquiring Portfolio's voting stock and assumption of the Acquired
Portfolio's liabilities;

                           (2)      Any gains recognized by the Acquired Portfolio as a result of the transaction contemplated hereby will be offset by a deduction for dividends paid to its shareholders; and

                           (3)      No gain or loss will be  recognized  by any  Contractowner  for whom shares of either the Acquiring
Portfolio or the Acquired Portfolio are underlying investments as a result of the transaction contemplated hereby.

         In giving the  opinions set forth  above,  counsel may state that it is relying on  representations  and  certificates  of the officers of the Trust with regard to matters of fact,  and certain  certifications  and written  statements of  governmental  officials with respect to the good standing of the Trust.

         (g)      That there shall be delivered to the Trust on behalf of the Portfolios an opinion in form and substance  satisfactory to it from Messrs.  Stradley  Ronon  Stevens & Young,  LLP, to the effect that,  subject in all respects to the effects of  bankruptcy, insolvency,  reorganization,  moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Portfolio  Shares  to be  issued  pursuant  to the  terms of this  Plan  have  been duly authorized  and,  when  issued and  delivered  as  provided  in this  Plan,  will have been  validly  issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Portfolio;

                           (2)      All actions  required to be taken by the Trust and/or  Portfolios  to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Trust and the Portfolios;

                           (3)      Neither the  execution,  delivery nor  performance of this Plan by the Trust violates any provision of the Trust's Amended and Restated  Declaration of Trust or By-laws,  or the provisions of any agreement or other  instrument known to such counsel to which the Trust is a party or by which the Portfolios are otherwise  bound;  this Plan is the legal,  valid and binding obligation of the Trust and each  Portfolio and is enforceable  against the Trust and/or each  Portfolio in accordance  with its terms;
and

                           (4)      The Trust's  registration  statement,  of which the  prospectus  dated May 1, 2003 relating to each
Portfolio (the  "Prospectus")  is a part, is, at the time of the signing of this Plan,  effective  under the 1933 Act, and, to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth above,  counsel may state that it is relying on  certificates  of the officers of the Trust with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Trust.

         (h)      That the Trust's  Registration  Statement  with  respect to the  Acquiring  Portfolio  Shares to be  delivered to the
Acquired  Portfolio's  shareholders  in  accordance  with this Plan shall have  become  effective,  and no stop  order  suspending  the effectiveness of the Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (i)      That the Acquiring  Portfolio Shares to be delivered  hereunder shall be eligible for sale by the Acquiring Portfolio with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Portfolio  Shares lawfully to be delivered to each shareholder of the Acquired Portfolio.

9.       Expenses
         --------

         (a)      The Trust  represents  and warrants that there are no broker or finders'  fees payable by it in  connection  with the transactions provided for herein.

         (b)      The  expenses  of entering  into and  carrying  out the  provisions  of this Plan shall be borne by American  Skandia
Investment Services, Incorporated or its affiliates.

10.      Termination; Postponement; Waiver; Order
         ----------------------------------------

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether before or after approval  thereof by the  shareholders of an Acquired  Portfolio) prior to the Closing or the Closing may be postponed by the Trust on behalf of a Portfolio by  resolution  of the Board of Trustees,  if  circumstances  develop  that,  in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan  have  not  been  consummated  by June 30,  2004,  the  Plan  shall automatically terminate on that date, unless a later date is agreed to by the Trust on behalf of the relevant Portfolios.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further effect with respect to the Acquiring  Portfolio or Acquired  Portfolio,  and neither the Trust, the Acquiring Portfolio nor the
Acquired Portfolio, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

         (d)      At any time  prior to the  Closing,  any of the  terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Trust's  Board of Trustees if, in the judgment of such Board of Trustees,  such action or waiver will not have a material  adverse affect on the benefits  intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of  Reorganization,  and neither the Trust nor any of its officers,  directors,  agents or shareholders  nor the
Portfolios  nor any of their  shareholders  shall have any  liability  with respect to such  representations  or  warranties  after the
Closing.  This provision  shall not protect any officer,  director,  agent or shareholder of any of the Portfolios or the Trust against any liability to the entity for which that officer,  director,  agent or shareholder so acts or to any of the Trust's  shareholders  to which that officer,  director,  agent or shareholder  would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Trustees of the Trust on behalf of the Portfolios to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without  further vote or approval of the  shareholders of the Acquired  Portfolios,  unless such terms and conditions  shall result in a change in the method of computing  the number of Acquiring  Portfolio  Shares to be issued to the Acquired  Portfolio in which event,  unless such terms and conditions shall have been included in the proxy  solicitation  material  furnished to the shareholders of the Acquired Portfolio prior to the meeting at which the  transactions  contemplated  by this Plan shall have been approved,  this Plan shall not be consummated and shall  terminate  unless the Trust on behalf of the Acquired  Portfolio  shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments
         --------------------------

         This Plan  embodies  the entire plan of the Trust on behalf of the  Portfolios  and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the Trust on behalf of a Portfolio  in writing.  Neither this Plan nor any  interest  herein may be assigned  without the prior written consent of the Trust on behalf of the Portfolio corresponding to the Portfolio making the assignment.

12.      Notices
         -------

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class  postage  prepaid,  addressed to the Trust at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law
         -------------

         This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

         IN WITNESS  WHEREOF,  American  Skandia  Trust,  on behalf of the AST DeAM Bond  Portfolio and the AST PIMCO Total Return Bond
Portfolio, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA TRUST
                                                   on behalf of
                                                   AST DeAM Bond Portfolio,
                                                   AST PIMCO Total Return Bond Portfolio

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                               EXHIBIT B

                                                     Prospectus dated MAY 1, 2003

         The Prospectus  for the AST DeAM Bond Portfolio and the AST PIMCO Total Return Bond Portfolio of American  Skandia Trust dated
May 1, 2003, is part of this  Prospectus/Proxy  Statement  and is herein  incorporated  by reference.  It will be included in the proxy solicitation mailing to shareholders.

                                                               EXHIBIT C

                                                 Annual report dated December 31, 2003

         American  Skandia  Trust's  Annual  Report to  Shareholders  for the fiscal year ended on December 31,  2003,  is part of this
Prospectus/Proxy  Statement  and is herein  incorporated  by  reference.  It will be  included  in the proxy  solicitation  mailing  to shareholders.

                                                   AMERICAN SKANDIA TRUST

                                     Proxy for Special Meeting of Shareholders of THE
                                                  AST DeAM BOND PORTFOLIO
                                               to be held on APRIL 27, 2004

         The undersigned  hereby appoints  Maureen Gulick and Deirdre Burke and each of them as the proxy or proxies of the undersigned,  with full power of  substitution,  to vote on behalf of the undersigned all shares of beneficial  interest of the above  stated  Portfolio of American  Skandia  Trust (or the "Trust")  which the  undersigned  is entitled to vote at a
Special  Meeting of the  Shareholders  of the  Portfolio to be held at 10:00 a.m.,  Eastern  Time, on April 27, 2004 at the offices of the Trust at One Corporate Drive, 10th Floor,  Shelton,  Connecticut and at any adjournments  thereof,  upon the matters  described in the  accompanying  Prospectus/Proxy  Statement  and upon any other  business  that may properly  come before the meeting or any  adjournment  thereof.  Said  proxies are  directed to vote or to refrain  from voting as checked below.

                       PLEASE SIGN BELOW AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

         The  undersigned  acknowledges  receipt with this proxy of a copy of the Notice of Special Meeting of Shareholders of the AST DeAM Bond  Portfolio  of the Trust and the  accompanying  Prospectus/Proxy  Statement.  If a contract is jointly held,  each contract  owner named should sign. If only one signs,  his or her  signature  will be binding.  If the contract owner is a trust,  custodial account or other entity,  the name of the trust or the custodial account should be entered and the trustee,  custodian,  etc. should sign in his or her own name, indicating that he or she is "Trustee,"  "Custodian," or other applicable  designation.  If the contract owner is a partnership,  the partnership  should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST.

                                                                                ACCOUNT NUMBER:
                                                                                UNITS:
                                                                                CONTROL NO:

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:            KEEP THIS PORTION FOR YOUR RECORDS
---------------------------------------------------------------------------------------------------------
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED                    DETACH AND RETURN THIS PORTION ONLY

AMERICAN SKANDIA TRUST - AST DeAM BOND PORTFOLIO

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS VOTING FOR THE FOLLOWING PROPOSAL:

THE UNITS REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.

                                                                                                  For     Against     Abstain
1.      PROPOSAL TO APPROVE a PLAN OF  REORGANIZATION OF THE TRUST ON BEHALF OF THE ast DeAM                
        BOND  PORTFOLIO  ("DeAM  PORTFOLIO")  AND THE AST PIMCO Total return bond  PORTFOLIO
        ("pimco   PORTFOLIO")   OF  THE  tRUST,   THAT  PROVIDES  FOR  THE   ACQUISITION  OF
        SUBSTANTIALLY  ALL OF THE ASSETS OF the deam PORTFOLIO IN EXCHANGE FOR SHARES OF the pimco  PORTFOLIO,  THE  DISTRIBUTION OF SUCH SHARES TO THE  SHAREHOLDERS OF the deam
        PORTFOLIO, AND THE LIQUIDATION AND DISSOLUTION OF the deam PORTFOLIO.

Please be sure to sign and date this Proxy

__________________________________        Date: _________            ___________________________          Date: ________
Signature [PLEASE SIGN WITHIN BOX]                                   Signature (Joint Owners)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                        AMERICAN SKANDIA TRUST
                                                          Dated April 6, 2004

                                                     Acquisition of the Assets of
                                                     the AST DeAM Bond Portfolio,
                                                  a series of American Skandia Trust

                                                 By and in exchange for shares of the
                                              the AST PIMCO Total Return Bond Portfolio,
                                                also a series of American Skandia Trust

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the AST DeAM Bond Portfolio for shares of the AST PIMCO Total Return Bond Portfolio.

         This SAI consists of this Cover Page and American Skandia Trust's  Statement of Additional  Information  dated April 30, 2003, as supplemented May 16, 2003.  Each of these documents is enclosed with and is legally considered to be a part of this SAI.

         This SAI is not a Prospectus;  you should read this SAI in  conjunction  with the  Prospectus/Proxy  Statement  dated April 6,
2004,  relating  to  the  above-referenced  transaction.  You  can  request  a  copy  of  the  Prospectus/Proxy  Statement  by  calling
1-800-752-6342 or by writing to the American Skandia Trust at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                                                                                        Doc. #764845v.1
                                                           Attachment to SAI

The American  Skandia Trust Statement of Additional  Information  dated April 30, 2003, is part of this SAI and will be provided to all shareholders  requesting this SAI. For purposes of this EDGAR filing, the  above-referenced  SAI is incorporated herein by reference to the  electronic  filings of the Trust's SAI and supplement  made on April 30, 2003 in Form N-1A under Rule 485(b),  and on May 16, 2003 and January 26, 2004 under Rule 497, respectively.

                                                        AMERICAN SKANDIA TRUST
                                                    FILE NOS. 333-113338 & 811-5186

                                                               FORM N-14

                                                                PART C

                                                           OTHER INFORMATION
                                                           -----------------

Item 15.  Indemnification

Section 5.2 of the Registrant's Amended and Restated Declaration of Trust provides as follows:

         The Trust shall indemnify each of its Trustees,  officers,  employees,  and agents (including persons who serve at its request as directors,  officers,  employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or  otherwise)  against all  liabilities  and expenses  (including  amounts paid in  satisfaction  of  judgments,  in compromise,  as fines and  penalties,  and as counsel  fees)  reasonably  incurred  by him in  connection  with the defense or disposition of any action, suit or other proceeding,  whether civil or criminal,  in which he may be involved or with which he may be threatened,  while in office or thereafter,  by reason of his being or having been such a trustee, officer, employee or agent,  except  with  respect  to any  matter  as to which he shall  have  been  adjudicated  to be liable to the Trust or its
         Shareholders  by reason of having acted in bad faith,  willful  misfeasance,  gross  negligence  or reckless  disregard of his duties;  provided,  however,  that as to any matter disposed of by a compromise payment by such person,  pursuant to a consent decree or otherwise,  no  indemnification  either for said payment or for any other expenses shall be provided unless approved as in the best  interests of the Trust,  after  notice that it involves  such  indemnification,  by at least a majority of the disinterested  Trustees  acting on the matter  (provided that a majority of the  disinterested  Trustees then in office act on the matter) upon a determination,  based upon a review of readily  available  facts,  that (i) such person acted in good faith in the  reasonable  belief that his or her action was in the best  interests  of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of duties;  or the trust shall have received a written  opinion from  independent  legal counsel  approved by the Trustees to the effect that (x)
         if the matter of good faith and reasonable belief as to the best interests of the Trust, had been  adjudicated,  it would have been  adjudicated  in favor of such person,  and (y) based upon a review of readily  available  facts such  trustee,  officer, employee  or agent did not  engage in  willful  misfeasance,  gross  negligence  or  reckless  disregard  of duty.  The rights accruing to any Person  under  these  provisions  shall not  exclude  any other  right to which he may be  lawfully  entitled;
         provided that no Person may satisfy any right of indemnity or  reimbursement  granted  herein or in Section 5.1 or to which he may be otherwise  entitled  except out of the property of the Trust,  and no  Shareholder  shall be  personally  liable to any
         Person with respect to any claim for  indemnity  or  reimbursement  or  otherwise.  The Trustees may make advance  payments in connection  with  indemnification  under this Section 5.2,  provided  that the  indemnified  person shall have given a written undertaking  to  reimburse  the  Trust  in  the  event  it  is  subsequently  determined  that  he is  not  entitled  to  such indemnification  and, provided further,  that the Trust shall have obtained  protection,  satisfactory in the sole judgment of the  disinterested  Trustees acting on the matter (provided that a majority of the  disinterested  Trustees then in office act on the matter),  against losses arising out of such advance  payments or such Trustees , or  independent  legal counsel,  in a written opinion,  shall have determined,  based upon a review of readily  available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

Insofar as indemnification  for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions,  or otherwise,  the Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification  is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by the
Registrant of expenses  incurred or paid by a trustee,  officer or controlling  person of the  Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against public policy as expressed in the 1933
Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(A), 12(A),
14(A) and 16(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Amended and Restated  Declaration of Trust of the Registrant as filed in Massachusetts on September 23, 1999 and previously filed with  Post-Effective  Amendment No. 32 to Registration  Statement filed on Form N-1A on
                           October 15, 1999.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws for the Registrant previously filed with Post-Effective  Amendment No. 35 to Registration  Statement
                           filed on Form N-1A on April 27, 2000.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity  securities  of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization   is  included  in  this   registration   statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders  of the  securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)       Articles  VI,  VIII,  IX  and  X of  the  Registrant's  Declaration  of  Trust  as  previously  filed  with
                            Post-Effective  Amendment  No. 32 to  Registration  Statement  filed on Form N-1A on October  15,  1999 and
                            Article  11 of the  Registrant's  By-laws  filed  with  Post-Effective  Amendment  No.  35 to  Registration
                            Statement filed on Form N-1A on April 27, 2000.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                  (A)      Form of Investment  Management  Agreement  between  Registrant  and each of Prudential  Investments  LLC and
                           American Skandia Investment  Services,  Incorporated for each Portfolio was previously filed as Exhibit D to
                           Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (B)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and GAMCO  Investors,  Inc. for the AST Gabelli  Small-Cap  Value  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (C)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc.  for the AST DeAM  Small-Cap  Value  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (D)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Neuberger Berman Management,  Inc. for the AST Neuberger Berman Mid-Cap Growth Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (E)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Neuberger Berman  Management,  Inc. for the AST Neuberger Berman Mid-Cap Value Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (F)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Fred Alger  Management,  Inc. for the AST Alger All-Cap Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (G)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and GAMCO  Investors,  Inc. for the AST Gabelli All-Cap Value Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (H)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and T. Rowe Price  Associates,  Inc. for the AST T. Rowe Price Natural  Resources  Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (I)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Alliance  Capital  Management L.P. for the AST Alliance Growth  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (J)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC  and  Massachusetts  Financial  Services  Company  for the AST  MFS  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (K)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and J.P. Morgan Investment  Management,  Inc. for the AST J.P. Morgan  International  Equity
                           Portfolio  was  previously  filed with the  Registration  Statement of the AST William  Blair  International
                           Growth Portfolio on Form N-14 on March 5, 2004.

                  (L)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Marsico  Capital  Management,  LLC for the AST Marsico  Capital  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (M)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Goldman  Sachs Asset  Management,  L.P. for the AST Goldman Sachs  Concentrated  Growth
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (N)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc. for the AST DeAM  Large-Cap  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (O)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc.  for the AST DeAM  Large-Cap  Value  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (P)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein  Growth + Value Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (Q)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Sanford C. Bernstein & Co., LLC for the AST Sanford  Bernstein Core Value Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (R)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Cohen & Steers Capital Management,  Inc. for the AST Cohen & Steers Realty Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (S)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Sanford C.  Bernstein  & Co.,  LLC for the AST  Sanford  Bernstein  Managed  Index 500
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (T)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and American  Century  Investment  Management,  Inc. for the AST American  Century Income &
                           Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (U)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Goldman Sachs Asset Management,  L.P. for the AST Goldman Sachs Mid-Cap Growth Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (V)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Alliance  Capital  Management L.P. for the AST Alliance Growth and Income  Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.
                  (W)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and William Blair & Company,  LLC for the AST William Blair  International  Growth Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (X)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and  Massachusetts  Financial  Services Company for the AST MFS Growth with Income Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (Y)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Deutsche  Asset  Management,  Inc.  for the AST DeAM Global  Allocation  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (Z)      Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and American Century  Investment  Management,  Inc. for the AST American  Century  Strategic
                           Balanced  Portfolio was previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form
                           NSAR on September 10, 2003.

                  (AA)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and T. Rowe Price  International,  Inc. for the AST T. Rowe Price Global Bond Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (BB)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Federated  Investment  Counseling  for the AST  Federated  High  Yield  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (CC)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (DD)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Deutsche Asset Management,  Inc. for the AST DeAM Bond Portfolio was previously filed as
                           Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (EE)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Pacific Investment  Management Company LLC for the AST PIMCO Total Return Bond Portfolio
                           was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10,
                           2003.

                  (FF)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and American Century Investment Management,  Inc. for the AST American Century International
                           Growth Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual  Report on Form NSAR on September 10, 2003.

                  (GG)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Deutsche Asset  Management,  Inc. for the AST DeAM  International  Equity  Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (HH)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and  Massachusetts  Financial  Services  Company for the AST MFS Global Equity Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (II)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Pilgrim  Baxter &  Associates,  Ltd. for the AST PBHG  Small-Cap  Growth  Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (JJ)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Deutsche  Asset  Management,  Inc. for the AST DeAM  Small-Cap  Growth  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (KK)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and Federated  Investment  Counseling for the AST Federated  Aggressive Growth Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (LL)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Goldman  Sachs  Asset  Management,  L.P.  for the AST Goldman  Sachs  Small-Cap  Value
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (MM)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and INVESCO Funds Group,  Inc. for the AST INVESCO  Capital Income  Portfolio was previously filed as Exhibit D to Item 77Q1(E) with the Semi-Annual Report on Form NSAR on September 10, 2003.

                  (NN)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments LLC and T. Rowe Price Associates,  Inc. for the AST T. Rowe Price Asset Allocation Portfolio was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

                  (OO)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and Pacific  Investment  Management  Company LLC for the AST PIMCO  Limited  Maturity  Bond
                           Portfolio  was  previously  filed as Exhibit D to Item 77Q1(E) with the  Semi-Annual  Report on Form NSAR on
                           September 10, 2003.

                  (PP)     Form of Sub-Advisory  Agreement  between  American Skandia  Investment  Services,  Incorporated,  Prudential
                           Investments  LLC and  Wells  Capital  Management,  Incorporated  for  the AST  Money  Market  Portfolio  was
                           previously  filed as Exhibit D to Item 77Q1(E)  with the  Semi-Annual  Report on Form NSAR on September  10,
                           2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant  and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Sales Agreement  between  Registrant and American  Skandia Life Assurance  Corporation was previously  filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (8)      Copies of all bonus,  profit sharing,  pension,  or other similar contracts or arrangements  wholly or partly for the benefit of  trustees  or  officers  of the  Registrant  in their  capacity  as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Amended and Restated  Custody  Agreement  between  Registrant  and Morgan  Stanley  Trust  Company was  previously  filed with
                           Post-Effective Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(B)      Foreign  Custody  Manager  Delegation  Amendment was previously  filed with  Post-Effective  Amendment No. 27 to  Registration
                           Statement filed on Form N-1A on October 16, 1998.

(C)      Amended  Custodian  Agreement  between  Registrant  and  Provident  National  Bank was  previously  filed with  Post-Effective
                           Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(D)      Amendment to Custodian  Services  Agreement  between  Registrant and PNC Bank, N.A. was previously  filed with  Post-Effective
                           Amendment No. 27 to Registration Statement filed on Form N-1A on October 16, 1998.

(E)      Amendment to Custodian  Services  Agreement  between  Registrant and PFPC Trust Company  previously filed with  Post-Effective
                           Amendment No. 35 to Registration Statement filed on Form N-1A on April 27, 2000.

(F)      Amended Transfer Agency  Agreement  between  Registrant and Provident  Financial  Processing  Corporation was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing  any action taken to revoke the plan;

                  (A)        Form of Rule 12b-1 plan previously filed with  Post-Effective  Amendment No. 35 to Registration  Statement
                             filed on Form N-1A on April 27, 2000.

         (11)     An opinion and consent of counsel as to the legality of the  securities  being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No. 48 to  Registration
                           Statement filed on Form N-1A on April 30, 2003.

         (12)     An opinion,  and consent to their use,  of counsel or, in lieu of an opinion,  a copy of the revenue  ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences  to  Shareholders  is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all  material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Amended  Administration  Agreement between Registrant and Provident Financial Processing Corporation was previously filed with
                           Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on March 2, 1998.

(B)      Service Agreement between American Skandia Investment  Services,  Incorporated and Kemper Investors Life Insurance Company was
                           previously  filed with  Post-Effective  Amendment  No. 21 to  Registration  Statement  filed on Form N-1A on
                           February 27, 1997.

         (14)     Copies of any other  opinions,  appraisals,  or  rulings,  and  consents  to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A)      Consent of independent auditors, KMPG LLP, is filed herewith as Exhibit No. 14(A).

                  (B)      Consent of independent auditors, Deloitte & Touche LLP, is filed herewith as Exhibit No. 14(B).

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been  signed to the registration statement; and

                  (A)       Powers of Attorney is filed herewith as Exhibit No. 16(A).

         (17)     Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

                  (a)      The undersigned  Registrant agrees that prior to any public reoffering of the securities  registered through the use of prospectus which is part of this  registration  statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the Securities  Act, the reoffering  prospectus will contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (b)      The  undersigned  Registrant  agrees that every  prospectus  that is filed under paragraph (1) above will be filed as part of an  amendment to the  registration  statement  and will not be used until the  amendment is effective,  and that, in determining any liability under the 1933 Act, each  post-effective  amendment shall be deemed to be a new registration  statement for the securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                              SIGNATURES
                                                              ----------

As required by the Securities Act of 1933,  this  registration  statement has been signed on behalf of the  Registrant,  in the City of
Shelton and State of Connecticut,  on the 12th day of April,  2004. This Amendment meets all the requirements for  effectiveness  under paragraph (b) of rule 485 under the Securities Act of 1933.

                                                                       American Skandia Trust
                                                                       ----------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

         As required by the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

David R. Odenath*                           Trustee and President (Principal            4/12/04
----------------                                                                        -------
David R. Odenath                            Executive Officer)

Grace Torres*                               Treasurer (Principal                        4/12/04
------------                                                                            -------
Grace Torres                                Financial and Accounting
                                            Officer)

Delayne Dedrick Gold*                       Trustee                                     4/12/04
--------------------                                                                    -------
Delayne Dedrick Gold

Saul K. Fenster*                            Trustee                                     4/12/04
----------------                                                                        -------
Sauk K. Fenster, Ph.D.

Robert F. Gunia*                            Trustee                                     4/12/04
---------------                                                                         -------
Robert F. Gunia

W. Scott McDonald, Jr.*                     Trustee                                     4/12/04
----------------------                                                                  -------
W. Scott McDonald, Jr.

Thomas T. Mooney*                           Trustee                                     4/12/04
----------------                                                                        -------
Thomas T. Mooney

Thomas M. O'Brien*                          Trustee                                     4/12/04
-----------------                                                                       -------
Thomas M. O'Brien

John A. Pileski*                            Trustee                                     4/12/04
---------------                                                                         -------
John A. Pileski

F. Don Schwartz*                            Trustee                                     4/12/04
---------------                                                                         -------
F. Don Schwartz

                                   *By:  /s/Edward P. Macdonald
                                       ------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed

                                                        AMERICAN SKANDIA TRUST
                                                  REGISTRATION STATEMENT ON FORM N-14
                                                             EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Amended and Restated Declaration of Trust of the Registrant         *
------------------------------ ------------------------------------------------------------------- -------------------
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(2)(A)                         By-laws for the Registrant                                          *
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(5)(A)                         Articles VI, VIII, IX and X of the Registrant's Declaration of      *
                               Trust
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(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
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(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli Small-Cap Value
                               Portfolio
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(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value
                               Portfolio
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(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Growth Portfolio
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(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the AST Neuberger Berman
                               Mid-Cap Value Portfolio
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(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Fred Alger Management, Inc. for the AST Alger All-Cap Growth
                               Portfolio
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(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the AST Gabelli All-Cap Value Portfolio
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(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural
                               Resources Portfolio
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(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth
                               Portfolio
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(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               Portfolio
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(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               J.P. Morgan Investment Management, Inc. for the AST J.P. Morgan
                               International Equity Portfolio
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(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the AST Marsico Capital
                               Growth Portfolio
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(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Concentrated Growth Portfolio
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(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Growth
                               Portfolio
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(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value
                               Portfolio
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(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein
                               Growth + Value Portfolio
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(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Core Value Portfolio
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(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Cohen & Steers Capital Management, Inc. for the AST Cohen &
                               Steers Realty Portfolio
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(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein
                               Managed Index 500 Portfolio
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(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Income & Growth Portfolio
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(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Mid-Cap Growth Portfolio
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(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the AST Alliance Growth and
                               Income Portfolio
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(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the AST William Blair
                               International Growth Portfolio
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(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Growth
                               with Income Portfolio
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(6)(Y)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Global
                               Allocation Portfolio
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(6)(Z)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century Strategic Balanced Portfolio
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(6)(AA)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price International, Inc. for the AST T. Rowe Price
                               Global Bond Portfolio
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(6)(BB)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated High Yield
                               Portfolio
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(6)(CC)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio
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(6)(DD)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Bond Portfolio
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(6)(EE)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO Total
                               Return Bond Portfolio
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(6)(FF)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the AST American
                               Century International Growth Portfolio
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(6)(GG)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM International
                               Equity Portfolio
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(6)(HH)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the AST MFS Global
                               Equity Portfolio
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(6)(II)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the AST PBHG Small-Cap
                               Growth Portfolio
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(6)(JJ)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth
                               Portfolio
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(6)(KK)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the AST Federated Aggressive
                               Growth Portfolio
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(6)(LL)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the AST Goldman Sachs
                               Small-Cap Value Portfolio
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(6)(MM)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the AST INVESCO Capital Income
                               Portfolio
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(6)(NN)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset
                               Allocation Portfolio
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(6)(OO)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the AST PIMCO
                               Limited Maturity Bond Portfolio
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(6)(PP)                        Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the AST Money Market
                               Portfolio
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(7)(A)                         Sales Agreement between Registrant and American Skandia Life        *
                               Assurance Corporation
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(9)(A)                         Amended and Restated Custody Agreement between Registrant and       *
                               Morgan Stanley Trust Company
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(9)(B)                         Foreign Custody Manager Delegation Amendment                        *
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(9)(C)                         Amended Custodian Agreement between Registrant and Provident        *
                               National Bank
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(9)(D)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PNC Bank, N.A.
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(9)(E)                         Amendment to Custodian Services Agreement between Registrant and    *
                               PFPC Trust Company
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(9)(F)                         Amended Transfer Agency Agreement between Registrant and            *
                               Provident Financial Processing Corporation
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(10)(A)                        Form of Rule 12b-1 plan                                             *
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(11)(A)                        Opinion and consent of counsel                                      *
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(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
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(13)(A)                        Amended Administration Agreement between Registrant and Provident   *
                               Financial Processing Corporation
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(13)(B)                        Service Agreement between American Skandia Investment Services,     *
                               Incorporated and Kemper Investors Life Insurance Company
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(14)(A)                        Consent of independent auditors, KPMG LLP                           Attached
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(14)(B)                        Consent of independent auditors, Deloitte & Touche LLP          Attached
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(16)(A)                        Powers of Attorney                                                  *
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